UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-04719

            The TETON Westwood Funds

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                    Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

TETON WESTWOOD FUNDS

Mighty MitesSM Fund

SmallCap Equity Fund

Mid-Cap Equity Fund

Income Fund

Equity Fund

Balanced Fund

Intermediate Bond Fund

Semiannual Report

March 31, 2014

TETON WESTWOOD FUNDS

(Unaudited)

	Class AAA Shares							Class A Shares
	Average Annual Returns – March 31, 2014 (a)							Average Annual Returns – March 31, 2014 (a)(b)(d)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	25.53%	23.38%	11.62%	12.68%	1.44%	1.44%	None	20.23%	22.10%	10.91%	12.18%	1.69%	1.69%	4.00%
SmallCap Equity	22.02	26.20	10.00	7.75	1.63	1.50	None	16.85	24.88	9.31	7.35	1.88	1.75	4.00
Mid-Cap Equity Fund	—	—	—	13.83	3.88	1.50	None	—	—	—	9.05	4.13	1.75	4.00
Income	13.86	17.02	6.21	7.78	2.57	2.00	None	9.04	15.81	5.52	7.31	2.82	2.25	4.00
Equity	20.31	17.35	7.88	10.23	1.60	1.60	None	15.32	16.15	7.19	9.84	1.85	1.85	4.00
Balanced	12.16	12.00	6.50	8.75	1.28	1.28	None	7.47	10.80	5.81	8.28	1.53	1.53	4.00
Intermediate Bond	(1.46)	2.92	3.14	5.04	1.36	1.00	None	(5.44)	1.99	2.61	4.78	1.46	1.10	4.00

	Class C Shares							Class I Shares
	Average Annual Returns – March 31, 2014 (a)(c)(d)							Average Annual Returns – March 31, 2014 (a)(d)
	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge	1 Year	5 Year	10 Year	Since Inception	Gross Expense Ratio	Expense Ratio after Adviser Reimburse- ments	Maximum Sales Charge
Mighty Mites	23.56%	22.47%	10.80%	12.01%	2.19%	2.19%	1.00%	25.83%	23.69%	11.79%	12.78%	1.19%	1.19%	None
SmallCap Equity	20.13	25.27	8.99	7.13	2.38	2.25	1.00	22.31	26.53	10.18	7.86	1.38	1.25	None
Mid-Cap Equity	—	—	—	12.23	4.63	2.25	1.00	—	—	—	14.11	3.63	1.25	None
Income	11.98	16.14	5.41	7.25	3.32	2.75	1.00	14.06	17.32	6.37	7.88	2.32	1.75	None
Equity	18.53	16.50	7.09	9.76	2.35	2.35	1.00	20.42	17.59	8.05	10.29	1.35	1.35	None
Balanced	10.39	11.15	5.71	8.21	2.03	2.03	1.00	12.46	12.27	6.67	8.82	1.03	1.03	None
Intermediate Bond	(3.20)	2.15	2.39	4.61	2.11	1.75	1.00	(1.22)	3.17	3.28	5.10	1.11	0.75	None

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.tetonadv.com for performance information as of the most recent month end. For the SmallCap Equity, Mid-Cap Equity, Income, and Intermediate Bond Funds (and for the Mighty Mites Fund through September 30, 2005), Teton Advisors, Inc., (the “Adviser”) reimbursed expenses to limit the expense ratio. Had such limitations not been in place, returns would have been lower. The contractual expense limitations are in effect through January 31, 2015 (and for the Mid-Cap Equity Fund through May 31, 2015) and are renewable annually by the Adviser. The Funds, except for the Equity, Balanced, and Intermediate Bond Funds, impose a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of a Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.tetonadv.com.

(b)	Includes the effect of the maximum 4.00% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)

The performance of the Class AAA Shares is used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares. The performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The performance for the Class I Shares would have been higher due to the lower expenses associated with this class of shares. The inception dates for the Class AAA Shares and the initial issuance dates for the Class A Shares, Class C Shares, and Class I Shares after which shares remained continuously outstanding are listed below.

	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Mighty Mites	05/11/98	11/26/01	08/03/01	01/11/08
SmallCap Equity	04/15/97	11/26/01	11/26/01	01/11/08
Mid-Cap Equity	05/31/13	05/31/13	05/31/13	05/31/13
Income	09/30/97	05/09/01	11/26/01	01/11/08
Equity	01/02/87	01/28/94	02/13/01	01/11/08
Balanced	10/01/91	04/06/93	09/25/01	01/11/08
Intermediate Bond	10/01/91	07/26/01	10/22/01	01/11/08

The TETON Westwood Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Funds at 800-WESTWOOD (800-937-8966). The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

Each Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Funds’ proxy voting policies, procedures, and how the Funds voted proxies relating to portfolio securities are available without charge, upon request, by (i) calling 800-WESTWOOD (800-937-8966); (ii) writing to The TETON Westwood Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) visiting the SEC’s website at www.sec.gov.

Morningstar® Ratings Based on Risk Adjusted Returns as of March 31, 2014 (Unaudited)

		Overall Rating		3 Year Rating		5 Year Rating		10 Year Rating
FUND	Morningstar Category	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds	Stars	# of Funds

TETON Westwood Mighty Mites AAA	Small Blend	««««	612	««««	612	«««	554	«««««	335
TETON Westwood Mighty Mites A	Small Blend	««««	612	«««	612	«««	554	«««««	335
TETON Westwood Mighty Mites C	Small Blend	««««	612	««««	612	«««	554	«««««	335
TETON Westwood Mighty Mites I	Small Blend	««««	612	««««	612	««««	554	¶¶¶¶¶	335

TETON Westwood SmallCap Equity AAA	Small Blend	«««	612	«	612	«««	554	«««	335
TETON Westwood SmallCap Equity A	Small Blend	««	612	«	612	««	554	«««	335
TETON Westwood SmallCap Equity C	Small Blend	««	612	«	612	«««	554	««	335
TETON Westwood SmallCap Equity I	Small Blend	««	612	«	612	«««	554	¶¶¶	335

TETON Westwood Mid-Cap Equity AAA	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity A	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity C	Mid-Cap Growth	—	—	—	—	—	—	—	—
TETON Westwood Mid-Cap Equity I	Mid-Cap Growth	—	—	—	—	—	—	—	—

TETON Westwood Income AAA	Large Value	««	1068	««	1068	««	951	«««	626
TETON Westwood Income A	Large Value	«	1068	«	1068	«	951	««	626
TETON Westwood Income C	Large Value	««	1068	««	1068	««	951	««	626
TETON Westwood Income I	Large Value	««	1068	««	1068	««	951	¶¶¶	626

TETON Westwood Equity AAA	Large Value	«««	1068	««	1068	«	951	««««	626
TETON Westwood Equity A	Large Value	««	1068	««	1068	«	951	«««	626
TETON Westwood Equity C	Large Value	««	1068	««	1068	«	951	«««	626
TETON Westwood Equity I	Large Value	««	1068	««	1068	««	951	¶¶¶¶	626

TETON Westwood Balanced AAA	Moderate Allocation	«««	742	«««	742	««	666	««««	437
TETON Westwood Balanced A	Moderate Allocation	««	742	««	742	«	666	«««	437
TETON Westwood Balanced C	Moderate Allocation	««	742	«««	742	«	666	«««	437
TETON Westwood Balanced I	Moderate Allocation	««	742	«««	742	««	666	¶¶¶¶	437

TETON Westwood Intermediate Bond AAA	Intermediate Term Bond	««	942	«	942	«	808	««	581
TETON Westwood Intermediate Bond A	Intermediate Term Bond	«	942	«	942	«	808	«	581
TETON Westwood Intermediate Bond C	Intermediate Term Bond	«	942	«	942	«	808	«	581
TETON Westwood Intermediate Bond I	Intermediate Term Bond	«	942	«	942	«	808	¶¶	581

The Overall Morningstar Rating™ is derived from a weighted average of the performance figures associated with its three, five and ten year (if applicable) Morningstar Rating metrics. Data presented reflects past performance, which is no guarantee of future results. Ratings are for Class AAA, A, C, or I Shares; other classes may have different performance characteristics. Unrated classes of fund shares are not listed. For each fund with at least a three year history, Morningstar calculates a Morningstar Rating based on a Morningstar Risk-Adjusted Return measure (including the effects of sales charges, loads, and redemption fees) that accounts for variation in a fund’s monthly performance, placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Strong relative performance is not indicative of positive fund returns. © 2014 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

Teton Advisors, Inc. is the investment manager for all TETON Westwood Funds. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of a fund carefully before investing. Each Fund’s prospectuses contain this and other information about the Funds and are available by calling 800-WESTWOOD, online at www.tetonadv.com, or from your financial adviser. The prospectuses should be read carefully before investing.

Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580. Call 800-WESTWOOD for a prospectus.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2013 through March 31, 2014

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

TETON Westwood Funds

Disclosure of Fund Expenses (Unaudited) (Continued)

For the Six Month Period from October 1, 2013 through March 31, 2014

Expense Table

	Actual Fund Return				Hypothetical 5% Return
	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio	Expenses Paid During Period*	Beginning Account Value 10/01/13	Ending Account Value 03/31/14	Annualized Expense Ratio	Expenses Paid During Period*
TETON Westwood Mighty Mites Fund
Class AAA	$1,000.00	$1,090.20	1.38%	$7.19	$1,000.00	$1,018.05	1.38%	$6.94
Class A	$1,000.00	$1,089.10	1.63%	$8.49	$1,000.00	$1,016.80	1.63%	$8.20
Class C	$1,000.00	$1,086.00	2.13%	$11.08	$1,000.00	$1,014.31	2.13%	$10.70
Class I	$1,000.00	$1,091.20	1.13%	$5.89	$1,000.00	$1,019.30	1.13%	$5.69

TETON Westwood SmallCap Equity Fund
Class AAA	$1,000.00	$1,095.30	1.50%	$7.84	$1,000.00	$1,017.45	1.50%	$7.54
Class A	$1,000.00	$1,094.30	1.75%	$9.14	$1,000.00	$1,016.21	1.75%	$8.80
Class C	$1,000.00	$1,091.90	2.25%	$11.73	$1,000.00	$1,013.71	2.25%	$11.30
Class I	$1,000.00	$1,097.10	1.25%	$6.54	$1,000.00	$1,018.70	1.25%	$6.29

TETON Westwood Mid-Cap Equity Fund
Class AAA	$1,000.00	$1,086.20	1.51%	$7.85	$1,000.00	$1,017.40	1.51%	$7.59
Class A	$1,000.00	$1,085.30	1.76%	$9.15	$1,000.00	$1,016.16	1.76%	$8.85
Class C	$1,000.00	$1,083.60	2.26%	$11.74	$1,000.00	$1,013.66	2.26%	$11.35
Class I	$1,000.00	$1,088.80	1.26%	$6.56	$1,000.00	$1,018.65	1.26%	$6.34

TETON Westwood Income Fund
Class AAA	$1,000.00	$1,084.20	2.00%	$10.39	$1,000.00	$1,014.96	2.00%	$10.05
Class A	$1,000.00	$1,083.60	2.25%	$11.69	$1,000.00	$1,013.71	2.25%	$11.30
Class C	$1,000.00	$1,079.90	2.75%	$14.26	$1,000.00	$1,011.22	2.75%	$13.79
Class I	$1,000.00	$1,085.90	1.75%	$9.10	$1,000.00	$1,016.21	1.75%	$8.80

TETON Westwood Equity Fund
Class AAA	$1,000.00	$1,114.00	1.60%	$8.43	$1,000.00	$1,016.95	1.60%	$8.05
Class A	$1,000.00	$1,114.00	1.85%	$9.75	$1,000.00	$1,015.71	1.85%	$9.30
Class C	$1,000.00	$1,111.20	2.35%	$12.37	$1,000.00	$1,013.21	2.35%	$11.80
Class I	$1,000.00	$1,114.10	1.35%	$7.12	$1,000.00	$1,018.20	1.35%	$6.79

TETON Westwood Balanced Fund
Class AAA	$1,000.00	$1,073.80	1.30%	$6.72	$1,000.00	$1,018.45	1.30%	$6.54
Class A	$1,000.00	$1,072.10	1.55%	$8.01	$1,000.00	$1,017.20	1.55%	$7.80
Class C	$1,000.00	$1,069.40	2.05%	$10.58	$1,000.00	$1,014.71	2.05%	$10.30
Class I	$1,000.00	$1,074.30	1.05%	$5.43	$1,000.00	$1,019.70	1.05%	$5.29

TETON Westwood Intermediate Bond Fund
Class AAA	$1,000.00	$1,002.60	1.00%	$4.99	$1,000.00	$1,019.95	1.00%	$5.04
Class A	$1,000.00	$1,002.90	1.10%	$5.49	$1,000.00	$1,019.45	1.10%	$5.54
Class C	$1,000.00	$ 999.60	1.75%	$8.72	$1,000.00	$1,016.21	1.75%	$8.80
Class I	$1,000.00	$1,003.80	0.75%	$3.75	$1,000.00	$1,021.19	0.75%	$3.78

*	Expenses are equal to the Funds’ annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following tables present portfolio holdings as a percent of net assets as of March 31, 2014:

TETON Westwood Mighty Mites Fund

U.S. Government Obligations	27.8%
Health Care	7.0%
Diversified Industrial	6.6%
Equipment and Supplies	4.9%
Automotive: Parts and Accessories	4.8%
Financial Services	4.4%
Computer Software and Services	3.9%
Business Services	3.4%
Food and Beverage	3.4%
Electronics	3.3%
Broadcasting	3.2%
Aviation: Parts and Services	2.6%
Retail	2.3%
Specialty Chemicals	2.1%
Restaurants	2.0%
Telecommunications	1.9%
Hotels and Gaming	1.8%
Machinery	1.8%
Consumer Products	1.4%
Real Estate	1.2%
Publishing	1.1%
Energy and Utilities: Services	1.1%
Entertainment	1.0%
Building and Construction	0.7%

Energy and Utilities: Natural Gas	0.6%
Energy and Utilities: Water	0.6%
Manufactured Housing and Recreational Vehicles	0.5%
Metals and Mining	0.5%
Airlines	0.4%
Consumer Services	0.4%
Energy and Utilities: Integrated	0.4%
Semiconductors	0.4%
Educational Services	0.4%
Energy and Utilities: Oil	0.3%
Automotive	0.3%
Environmental Control	0.3%
Agriculture	0.3%
Paper and Forest Products	0.2%
Aerospace and Defense	0.2%
Transportation	0.2%
Communications Equipment	0.1%
Energy and Utilities: Alternative Energy	0.1%
Home Furnishings	0.0%
Closed-End Business Development Company	0.0%
Other Assets and Liabilities (Net)	0.1%

100.0%

TETON Westwood SmallCap Equity Fund

Financial Services	17.9%
Energy and Utilities	9.4%
Electronics	7.7%
Business Services	7.7%
Computer Software and Services	7.5%
Semiconductors	7.0%
Health Care	6.7%
Diversified Industrial	6.1%
Retail	5.6%
Building and Construction	3.9%
Aerospace	3.5%
Equipment and Supplies	3.0%

Machinery	2.8%
U.S. Government Obligations	2.7%
Telecommunications	2.3%
Consumer Products	1.4%
Specialty Chemicals	1.4%
Metals and Mining	1.4%
Computer Hardware	1.2%
Entertainment	0.6%
Publishing	0.2%
Other Assets and Liabilities (Net)	0.0%

100.0%

TETON Westwood Mid-Cap Equity Fund

Financials	19.0%
Consumer Discretionary	15.3%
Industrials	15.2%
Health Care	15.1%
Information Technology	13.4%

U.S. Government Obligations	9.6%
Energy	7.9%
Consumer Staples	4.0%
Materials	2.9%
Utilities	2.9%
Other Assets and Liabilities (Net)	(5.3)%

100.0%

Summary of Portfolio Holdings (Unaudited) (Continued)

TETON Westwood Income Fund

Health Care	17.2%
Financial Services	13.1%
Energy and Utilities: Oil	8.6%
Energy and Utilities: Services	4.9%
U.S. Government Obligations	4.3%
Diversified Industrial	4.2%
Retail	3.8%
Energy and Utilities: Natural Gas	3.7%
Computer Hardware	3.7%
Energy and Utilities: Water	3.4%
Food and Beverage	3.1%
Automotive	2.9%
Banking	2.8%
Paper and Forest Products	2.7%
Metals and Mining	2.7%
Consumer Staples	2.4%

Electronics	2.4%
Specialty Chemicals	2.3%
Machinery	2.1%
Telecommunications	1.8%
Real Estate Investment Trusts	1.7%
Communications Equipment	1.4%
Energy and Utilities: Integrated	1.2%
Wireless Communications	1.2%
Cable and Satellite	1.1%
Environmental Services	1.0%
Pharmaceuticals	0.8%
Agriculture	0.5%
Other Assets and Liabilities (Net)	(1.0)%

100.0%

TETON Westwood Equity Fund

Health Care	14.0%
Banking	13.2%
Energy: Oil	6.2%
Diversified Industrial	6.0%
Financial Services	5.8%
Food and Beverage	5.6%
Telecommunications	5.1%
Aerospace	4.9%
Retail	4.8%
Business Services	4.7%
Cable and Satellite	4.0%
Entertainment	3.8%
Consumer Products	3.1%
Transportation	2.3%

Communications Equipment	2.2%
Computer Hardware	2.0%
Energy: Integrated	2.0%
Energy and Energy Services	2.0%
Computer Software and Services	1.9%
Electronics	1.9%
Semiconductors	1.5%
Consumer Services	1.0%
Energy: Natural Gas	0.8%
Mutual Funds	0.5%
Other Assets and Liabilities (Net)	0.7%

100.0%

TETON Westwood Balanced Fund

Banking	12.9%
Health Care	8.8%
U.S. Government Obligations	7.9%
Energy: Oil	7.3%
Mutual Funds	5.8%
Financial Services	4.9%
Diversified Industrial	4.1%
Retail	4.0%
Food and Beverage	3.7%
Federal Home Loan Mortgage Corp.	3.6%
Aerospace	3.1%
Electronics	3.0%
Federal National Mortgage Association	2.9%
Consumer Products	2.7%
Transportation	2.6%
Entertainment	2.6%
Communications Equipment	2.5%

Cable and Satellite	2.3%
Energy: Integrated	2.1%
Telecommunications	1.9%
Business Services	1.7%
Energy and Energy Services	1.4%
Computer Software and Services	1.3%
Computer Hardware	1.2%
Equipment and Supplies	1.2%
Semiconductors	0.9%
Metals and Mining	0.9%
Real Estate Investment Trusts	0.8%
Consumer Services	0.8%
Energy: Natural Gas	0.7%
Other Assets and Liabilities (Net)	0.4%

100.0%

TETON Westwood Intermediate Bond Fund

Corporate Bonds	44.8%
U.S. Government Agency Obligations	29.6%
U.S. Government Obligations	19.2%
Mutual Funds	6.8%

Other Assets and Liabilities (Net)	(0.4)%

100.0%

TETON Westwood Mighty Mites Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 71.8%
	Aerospace and Defense — 0.2%
159,494	Innovative Solutions & Support Inc.†	$670,623	$1,200,990
162,229	Kratos Defense & Security Solutions Inc.†	1,709,246	1,223,207

		2,379,869	2,424,197

	Agriculture — 0.3%
225	J.G. Boswell Co.	144,675	206,325
149,316	Limoneira Co.	3,228,078	3,386,487

		3,372,753	3,592,812

	Airlines — 0.3%
125,484	American Airlines Group Inc.†	64,454	4,592,714

	Automotive — 0.3%
27,200	Lithia Motors Inc., Cl. A	517,533	1,807,712
66,500	Sonic Automotive Inc., Cl. A	849,600	1,494,920
70,000	Wabash National Corp.†	132,194	963,200

		1,499,327	4,265,832

	Automotive: Parts and Accessories — 4.7%
5,000	China Automotive Systems Inc.†	25,813	39,500
105,000	Dana Holding Corp.	624,231	2,443,350
222,622	Federal-Mogul Corp.†	2,107,730	4,165,258
27,800	Gentherm Inc.†	404,618	965,216
156,600	Modine Manufacturing Co.†	1,283,571	2,294,190
36,000	Motorcar Parts of America Inc.†	473,161	956,520
60,000	Puradyn Filter Technologies Inc.†	13,098	13,140
31,517	Shiloh Industries Inc.†	325,425	559,112
185,200	Standard Motor Products Inc.	1,797,387	6,624,604
201,296	Strattec Security Corp.(a)	4,605,510	14,539,610
597,986	Superior Industries International Inc.	10,807,860	12,252,733
37,000	Tenneco Inc.†	115,032	2,148,590
855,070	The Pep Boys - Manny, Moe & Jack†	9,621,176	10,876,490
104,565	Tower International Inc.†	1,697,806	2,846,259
134,231	West Marine Inc.†	1,576,523	1,526,206

		35,478,941	62,250,778

	Aviation: Parts and Services — 2.6%
13,500	Astronics Corp.†	151,752	856,035
6,992	Astronics Corp., Cl. B†	76,429	443,957
120,485	Ducommun Inc.†	2,034,710	3,019,354
1,218,900	GenCorp Inc.†	5,625,828	22,269,303
197,201	Kaman Corp.	5,007,415	8,022,137

		12,896,134	34,610,786

	Broadcasting — 3.2%
614,200	ACME Communications Inc.	21,436	17,198
578,088	Beasley Broadcast Group Inc., Cl. A(a)	3,109,849	5,260,601
160,000	Crown Media Holdings Inc., Cl. A†	559,365	614,400
36,000	Cumulus Media Inc., Cl. A†	166,178	248,760
88,700	Entercom Communications Corp., Cl. A†	196,753	893,209
437,500	Gray Television Inc.†	377,694	4,536,875
52,032	Gray Television Inc., Cl. A†	271,080	441,231
153,366	LIN Media LLC, Cl. A†	2,259,081	4,064,199
1,105,029	Media General Inc.†	5,663,506	20,299,383
559,158	Salem Communications Corp., Cl. A	2,968,876	5,585,988

Shares		Cost	Market Value
33,000	Sinclair Broadcast Group Inc., Cl. A	$53,667	$893,970

		15,647,485	42,855,814

	Building and Construction — 0.7%
77,963	Builders FirstSource Inc.†	616,243	710,243
835,065	Huttig Building Products Inc.†	886,439	3,824,598
107,074	MYR Group Inc.†	2,422,367	2,711,114
500	Nortek Inc.†	20,053	41,105
65,325	The Monarch Cement Co.	1,652,437	1,659,255

		5,597,539	8,946,315

	Business Services — 3.4%
277,408	ACCO Brands Corp.†	2,086,018	1,708,833
184,000	Ascent Capital Group Inc., Cl. A†	4,995,213	13,901,200
19,000	Cenveo Inc.†	63,979	57,760
692,272	Edgewater Technology Inc.†(a)	2,188,004	4,949,745
50,000	Fortegra Financial Corp.†	394,500	351,500
101,271	GP Strategies Corp.†	928,058	2,757,609
23,300	ICF International Inc.†	558,939	927,573
709,560	Internap Network Services Corp.†	4,982,598	5,023,685
32,029	KAR Auction Services Inc.	443,660	972,080
1,500	Liquidity Services Inc.†	7,977	39,075
17,000	Macquarie Infrastructure Co. LLC	275,158	973,590
23,000	McGrath RentCorp	616,374	804,080
482,016	ModusLink Global Solutions Inc.†	1,923,836	2,038,928
30,000	Pendrell Corp.†	48,782	54,900
188,172	Pfsweb Inc.†	835,090	1,691,666
367,775	PRGX Global Inc.†	2,319,849	2,548,681
302,900	Pure Technologies Ltd.	1,403,331	1,830,278
71,468	Safeguard Scientifics Inc.†	1,390,130	1,585,160
85,105	Stamps.com Inc.†	862,727	2,856,124
570,000	Swisher Hygiene Inc.†	663,392	262,958
9,380	Trans-Lux Corp.†	93,192	39,865

		27,080,807	45,375,290

	Closed-End Business Development Company — 0.0%
45,000	MVC Capital Inc.	499,586	609,750

	Communications Equipment — 0.1%
137,100	Communications Systems Inc.	1,504,191	1,764,477
381,000	Sycamore Networks Inc.†	983,589	217,170
3,000	Technical Communications Corp.†	18,350	19,500
30,000	ViewCast.com Inc.†	14,100	210

		2,520,230	2,001,357

	Computer Software and Services — 3.9%
95,417	Blucora Inc.†	1,636,905	1,878,761
331,400	Callidus Software Inc.†	1,847,278	4,149,128
68,487	Carbonite Inc.†	717,393	697,883
16,000	Cinedigm Corp., Cl. A†	27,077	40,960
178,020	Computer Task Group Inc.	2,320,839	3,024,560
28,100	Constant Contact Inc.†	392,805	687,326
72,000	CyrusOne Inc.	1,368,000	1,499,760
40,000	Daegis Inc.†	49,529	51,200
30,492	Datawatch Corp.†	930,611	826,943
134,619	Digital River Inc.†	2,453,098	2,346,409
428,823	Dot Hill Systems Corp.†	1,405,567	1,659,545
155,000	EarthLink Holdings Corp.	978,519	559,550
160,000	Emulex Corp.†	1,228,622	1,182,400
850,000	FalconStor Software Inc.†	2,825,795	1,343,000
463,161	Furmanite Corp.†	2,751,036	4,548,241
1,410	Gemalto NV	8,172	164,219
817,192	Global Sources Ltd.†	5,890,144	7,322,040
29,200	GSE Systems Inc.†	159,350	50,808
637,929	Guidance Software Inc.†	5,327,531	7,055,495

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Computer Software and Services (Continued)
144,117	iGO Inc.†	$484,026	$445,322
458,356	Lionbridge Technologies Inc.†	1,640,566	3,075,569
29,500	Mercury Systems Inc.†	166,227	389,695
252,500	Mitek Systems Inc.†	971,310	977,175
5,802	MTS Systems Corp.	265,634	397,379
12,000	Qualstar Corp.†	17,642	19,200
114,418	Qumu Corp.†	1,281,343	1,830,688
51,541	Schawk Inc.	793,623	1,030,305
251,462	SeaChange International Inc.†	2,919,547	2,625,263
356,200	Speed Commerce Inc.†	1,034,145	1,296,568
3,800	Tyler Technologies Inc.†	39,378	317,984

		41,931,712	51,493,376

	Consumer Products — 1.4%
135,070	Bassett Furniture Industries Inc.	1,993,081	2,005,789
110,082	Blyth Inc.	1,603,716	1,181,180
2,000	Brunswick Corp.	30,085	90,580
55,687	Callaway Golf Co.	383,296	569,121
3,500	Johnson Outdoors Inc., Cl. A	29,026	88,970
11,400	Lakeland Industries Inc.†	109,829	72,504
1,042,358	Marine Products Corp.	6,830,880	7,838,532
13,000	MarineMax Inc.†	63,807	197,470
200	National Presto Industries Inc.	5,745	15,608
91,931	Nautilus Inc.†	688,912	885,296
129,300	Oil-Dri Corp. of America	2,299,864	4,466,022
5,700	PC Group Inc.†	3,465	34
10,400	Syratech Corp.†	2,600	31
464,553	The Wet Seal Inc., Cl. A†	1,603,856	613,210
119,200	ValueVision Media Inc., Cl. A†	546,447	579,312

		16,194,609	18,603,659

	Consumer Services — 0.4%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	1,494,779	2,864,567
35,000	Bowlin Travel Centers Inc.†	41,597	49,700
800	Collectors Universe Inc.	396	15,056
60,025	JTH Holding Inc., Cl. A†	1,064,639	1,665,093
192,490	Martha Stewart Living Omnimedia Inc., Cl. A†	804,500	871,980
47,705	XO Group Inc.†	423,977	483,729

		3,829,888	5,950,125

	Diversified Industrial — 6.6%
20,000	A.M. Castle & Co.†	219,152	293,800
51,224	AEP Industries Inc.†	2,631,571	1,900,410
9,292	American Railcar Industries Inc.	147,177	650,719
280,351	Ampco-Pittsburgh Corp.	6,473,878	5,290,223
172,200	Burnham Holdings Inc., Cl. A(a)	2,515,542	3,259,746
122,122	Chase Corp.	1,712,348	3,850,507
118,300	Columbus McKinnon Corp.†	1,948,574	3,169,257
367,202	FormFactor Inc.†	2,581,761	2,346,421
35,000	Graham Corp.	558,453	1,114,750
327,706	Griffon Corp.	3,493,814	3,912,810
403,264	Handy & Harman Ltd.†	2,457,114	8,875,841
25,000	Haulotte Group SA†	134,090	528,676
21,200	Haynes International Inc.	1,041,254	1,144,800
222,359	Insignia Systems Inc.†	627,167	671,524
77,007	John Bean Technologies Corp.	2,267,355	2,379,516
252,292	Katy Industries Inc.†	271,598	375,915
32,380	L.B. Foster Co., Cl. A	1,177,645	1,517,003
253,272	Lawson Products Inc.†	3,474,284	4,070,081
180,449	Lydall Inc.†	1,721,959	4,126,869
63,255	Magnetek Inc.†	1,110,649	1,201,845
11,800	MSA Safety Inc.	367,269	672,600
348,900	Myers Industries Inc.	3,447,765	6,950,088
147,500	Park-Ohio Holdings Corp.†	2,673,487	8,282,125
6,200	Raven Industries Inc.	169,938	203,050
66,666	Rubicon Ltd.†	37,762	21,985
17,900	RWC Inc.†	296,129	170,647

Shares		Cost	Market Value
397,735	Sevcon Inc.†(a)	$2,070,075	$4,573,953
38,000	Standex International Corp.	1,123,014	2,036,040
186,182	Steel Partners Holdings LP†	2,717,891	3,159,509
142,383	Tredegar Corp.	2,748,065	3,276,233
272,982	Twin Disc Inc.	6,083,342	7,190,346
86,217	Vishay Precision Group Inc.†	1,420,317	1,498,451

		59,720,439	88,715,740

	Educational Services — 0.4%
400,000	Corinthian Colleges Inc.†	1,911,275	552,000
325,900	Universal Technical Institute Inc.	5,769,414	4,220,405

		7,680,689	4,772,405

	Electronics — 3.3%
33,000	Alliance Semiconductor Corp.†	66,300	23,103
14,000	Badger Meter Inc.	477,554	771,400
132,147	Bel Fuse Inc., Cl. A(a)	2,499,093	2,554,402
55,000	BTU International Inc.†	219,541	172,150
342,500	CTS Corp.	2,816,345	7,151,400
38,138	Daktronics Inc.	359,566	548,806
151,867	Dialight plc	1,836,479	2,297,639
170,249	Electro Scientific Industries Inc.	2,018,683	1,676,953
34,000	IMAX Corp.†	143,748	929,220
20,000	Iteris Inc.†	32,200	39,600
44,000	Mesa Laboratories Inc.	1,113,468	3,971,000
43,800	Methode Electronics Inc.	236,424	1,342,908
321,433	MOCON Inc.(a)	4,567,049	5,361,502
52,100	MoSys Inc.†	150,654	236,534
64,800	Newport Corp.†	419,585	1,340,064
51,200	Park Electrochemical Corp.	946,862	1,529,344
70,000	Pericom Semiconductor Corp.†	699,279	548,100
8,000	Pulse Electronics Corp.†	126,992	30,800
74,074	Rofin-Sinar Technologies Inc.†	1,735,692	1,774,813
79,000	Schmitt Industries Inc.†	214,990	233,050
6,776	Sparton Corp.†	77,815	198,401
275,200	Stoneridge Inc.†	1,430,239	3,090,496
2,200	Texas Industries Inc.†	71,466	197,164
137,000	Ultra Clean Holdings†	302,143	1,801,550
256,732	Ultralife Corp.†	1,340,750	1,091,111
79,500	Ultratech Inc.†	1,383,779	2,320,605
234,900	Zygo Corp.†	2,127,462	3,568,131

		27,414,158	44,800,246

	Energy and Utilities: Alternative Energy — 0.1%
34,200	JA Solar Holdings Co. Ltd., ADR†	300,114	347,814
179,700	Real Goods Solar Inc., Cl. A†	695,257	731,379

		995,371	1,079,193

	Energy and Utilities: Integrated — 0.4%
167,235	Broadwind Energy Inc.†	915,085	2,043,612
159,500	Headwaters Inc.†	656,007	2,106,995
44,250	MGE Energy Inc.	1,030,612	1,735,927

		2,601,704	5,886,534

	Energy and Utilities: Natural Gas — 0.6%
71,554	Abraxas Petroleum Corp.†	291,491	283,354
250,000	Alvopetro Energy Ltd.†	263,671	239,711
22,342	American DG Energy Inc.†	57,459	44,461
30,500	Chesapeake Utilities Corp.	852,042	1,926,380
90,570	Corning Natural Gas Holding Co.	1,015,904	1,630,260
88,580	Delta Natural Gas Co. Inc.	1,278,006	1,835,378
10,000	Gas Natural Inc.	96,862	100,900
95,800	Gastar Exploration Inc.†	406,048	524,026
3,000	Piedmont Natural Gas Co. Inc.	101,218	106,170
41,400	RGC Resources Inc.	517,196	786,600
16,000	U.S. Energy Corp.†	58,970	76,160

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Natural Gas (Continued)
10,928	Whitecap Resources Inc.	$92,690	$121,982

		5,031,557	7,675,382

	Energy and Utilities: Oil — 0.3%
194,844	Callon Petroleum Co.†	1,328,335	1,630,844
24,334	Halcon Resources Corp.†	137,638	105,366
10,900	Mitcham Industries Inc.†	173,694	151,946
61,900	Tesco Corp.†	531,686	1,145,150
197,600	Triangle Petroleum Corp.†	1,473,400	1,628,224

		3,644,753	4,661,530

	Energy and Utilities: Services — 1.1%
28,000	Archer Ltd.†	94,653	36,474
74,300	Dawson Geophysical Co.	2,151,632	2,081,143
25,300	Flotek Industries Inc.†	279,150	704,605
24,690	Gulf Island Fabrication Inc.	677,075	533,551
352,110	Layne Christensen Co.†	7,443,227	6,404,881
221,316	Pike Corp.†	2,307,731	2,381,360
92,500	RPC Inc.	218,733	1,888,850
7,100	Subsea 7 SA, ADR	25,056	131,421
10,500	TGC Industries Inc.†	74,278	62,475

		13,271,535	14,224,760

	Energy and Utilities: Water — 0.6%
19,900	Artesian Resources Corp., Cl. A	385,455	446,954
44,174	Cadiz Inc.†	515,735	311,427
23,300	California Water Service Group	445,307	557,802
4,000	Connecticut Water Service Inc.	135,142	136,680
65,000	Consolidated Water Co. Ltd.	703,929	856,700
80,000	Energy Recovery Inc.†	361,031	425,600
30,433	Middlesex Water Co.	587,770	664,048
108,304	SJW Corp.	2,593,467	3,201,466
43,537	The York Water Co.	705,453	888,155

		6,433,289	7,488,832

	Entertainment — 1.0%
78,100	Canterbury Park Holding Corp.†	823,854	856,757
369,445	Dover Motorsports Inc.	794,847	923,612
674,641	Entravision Communications Corp., Cl. A	1,575,361	4,520,095
12,000	RealD Inc.†	134,824	134,040
45,000	RLJ Entertainment Inc.†	231,025	200,700
15,000	Triple Crown Media Inc.†	274	3
242,804	World Wrestling Entertainment Inc., Cl. A	2,581,970	7,012,180

		6,142,155	13,647,387

	Environmental Control — 0.3%
7,500	BioteQ Environmental Technologies Inc.†	12,419	475
499,087	Casella Waste Systems Inc., Cl. A†	2,681,572	2,550,335
11,801	Ceco Environmental Corp.	152,351	195,779
107,700	Hudson Technologies Inc.†	387,751	301,560
48,859	Nuverra Environmental Solutions Inc.†	1,124,325	991,349

		4,358,418	4,039,498

	Equipment and Supplies — 4.9%
20,000	AZZ Inc.	716,820	893,600
925,100	Capstone Turbine Corp.†	1,443,815	1,970,463
144,100	CIRCOR International Inc.	4,735,619	10,566,853
319,500	Core Molding Technologies Inc.†	1,280,674	4,000,140
6,300	DMG MORI SEIKI AG	40,709	192,983
690,009	Federal Signal Corp.†	4,711,310	10,281,134
547,000	Interpump Group SpA	3,910,748	8,425,007

Shares		Cost	Market Value
156,000	Kimball International Inc., Cl. B	$2,317,759	$2,825,160
20,000	Maezawa Kyuso Industries Co. Ltd.	108,117	246,476
20,103	Powell Industries Inc.	750,311	1,302,674
270,994	SL Industries Inc.†(a)	2,825,540	6,655,613
81,059	The Eastern Co.	1,277,814	1,307,482
106,000	The Gorman-Rupp Co.	2,340,035	3,369,740
48,000	The Greenbrier Companies Inc.†	985,869	2,188,800
318,600	The L.S. Starrett Co., Cl. A(a)	3,737,792	5,075,298
154,279	Titan Machinery Inc.†	2,853,964	2,417,552
144,200	TransAct Technologies Inc.	654,668	1,656,858
217,591	Vicor Corp.†	1,406,348	2,219,428
21,000	WaterFurnace Renewable Energy Inc.	411,433	388,087

		36,509,345	65,983,348

	Financial Services — 4.4%
49,400	Anchor Bancorp.†	508,737	972,686
58,500	BBCN Bancorp Inc.	583,570	1,002,690
13,000	Berkshire Bancorp Inc.	187,482	93,600
3,900	Berkshire Hills Bancorp Inc.	78,058	100,932
500	BKF Capital Group Inc.†	555	627
75	Burke & Herbert Bank and Trust Co.	95,726	164,025
4	Capital Financial Holdings Inc.†	35,200	6,820
6,791	Capitol Federal Financial Inc.	75,244	85,227
12,700	Citizens & Northern Corp.	252,105	250,317
102,339	CoBiz Financial Inc.	1,159,544	1,178,945
28,800	Crazy Woman Creek Bancorp Inc.†	497,983	321,120
19,500	Dime Community Bancshares Inc.	327,265	331,110
416	Farmers & Merchants Bank of Long Beach	1,916,859	2,423,200
11,218	Fidelity Southern Corp.	67,779	156,715
32,000	First Internet Bancorp	661,348	728,640
483,200	Flushing Financial Corp.	7,476,595	10,181,024
10	Guaranty Corp., Cl. A†	137,500	250,000
174,860	Hallmark Financial Services Inc.†	1,514,168	1,453,087
6,600	Hampden Bancorp Inc.	75,984	104,280
16,000	Hancock Holding Co.	200,587	586,400
13,800	Heritage Commerce Corp.	114,043	111,228
39,900	Heritage Financial Group Inc.	414,190	784,035
72,554	Hudson Valley Holding Corp.	1,369,778	1,382,154
169,023	JMP Group Inc.	1,408,969	1,201,754
90,843	KKR & Co. LP	265,210	2,074,854
11,200	Meadowbrook Insurance Group Inc.	108,657	65,296
100,000	Medallion Financial Corp.	832,118	1,321,000
8,255	New York Community Bancorp Inc.	104,605	132,658
4,197	Northrim BanCorp Inc.	91,497	107,821
19,100	OceanFirst Financial Corp.	359,632	337,879
40,000	Oritani Financial Corp.	412,856	632,400
150,000	Pzena Investment Management Inc., Cl. A	1,330,456	1,765,500
122,700	Rockville Financial Inc.	1,690,034	1,667,493
511	Security National Corp.	41,273	41,647
8,842	SI Financial Group Inc.	101,241	99,649
30,000	Simplicity Bancorp Inc.	300,000	528,000
19,594	Southwest Bancorp Inc.	353,725	346,030
150,000	Sprott Inc.	395,669	489,824
2,100	State Bank Financial Corp.	38,122	37,149
461,838	Steel Excel Inc.†	13,256,789	14,778,816
12,000	Sterling Bancorp	150,728	151,920
12	Sunwest Bank†	343,901	495,000
355,676	SWS Group Inc.†	2,605,602	2,660,456
11,000	The Ziegler Companies Inc.†	213,356	335,500
7,500	Tree.com Inc.†	61,967	232,800

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
55,000	Trustco Bank Corp NY	$253,000	$387,200
31,116	Value Line Inc.	295,407	465,495
45,900	Washington Trust Bancorp Inc.	1,029,683	1,719,873
80,900	Waterstone Financial Inc.†	862,796	840,551
87,100	Westfield Financial Inc.	746,912	648,895
28,500	Wilshire Bancorp Inc.	246,078	316,350
55,000	WisdomTree Investments Inc.†	223,469	721,600
402,800	Wright Investors’ Service Holdings Inc.†	625,586	745,180
30,000	Xenith Bankshares Inc.†	127,500	178,800

		46,627,138	58,196,252

	Food and Beverage — 3.4%
29,200	Andrew Peller Ltd., Cl. A	366,944	359,222
200	Annie’s Inc.†	3,800	8,038
485,773	Boulder Brands Inc.†	4,256,190	8,559,320
141,814	Calavo Growers Inc.	3,667,737	5,045,742
380,000	Crimson Wine Group Ltd.†	3,481,835	3,363,000
80,000	Diamond Foods Inc.†	1,555,687	2,794,400
90,286	Farmer Brothers Co.†	1,200,733	1,778,634
1,100	Hanover Foods Corp., Cl. A	110,881	135,850
192,794	Inventure Foods Inc.†	1,107,966	2,695,260
1,500	J & J Snack Foods Corp.	21,623	143,955
163,300	Lifeway Foods Inc.	1,630,012	2,400,510
13,000	MGP Ingredients Inc.	60,352	87,750
7,800	Rock Field Co. Ltd.	125,557	147,891
5,900	Scheid Vineyards Inc., Cl. A†	89,940	165,200
163,000	Snyder’s-Lance Inc.	3,512,561	4,594,970
4,000	Spartan Stores Inc.	80,124	92,840
315,265	SunOpta Inc.†	2,481,094	3,723,280
14,100	The Boston Beer Co. Inc., Cl. A†	415,435	3,450,693
43,000	The Hain Celestial Group Inc.†	880,557	3,933,210
270,000	Tingyi (Cayman Islands) Holding Corp.	393,787	774,512
280,000	Vitasoy International Holdings Ltd.	133,057	406,472
23,000	Willamette Valley Vineyards Inc.†	88,087	149,270

		25,663,959	44,810,019

	Health Care — 6.9%
32,960	Accuray Inc.†	244,893	316,416
2,362	AcelRx Pharmaceuticals Inc.†	21,558	28,368
13,000	Alere Inc.†	350,377	446,550
41,000	AngioDynamics Inc.†	517,816	645,750
11,000	ArthroCare Corp.†	149,174	530,090
342,340	Biolase Inc.†	450,242	825,040
72,000	Bio-Reference Laboratories Inc.†	1,539,889	1,992,960
839,739	BioScrip Inc.†	6,687,299	5,861,378
107,000	BioTelemetry Inc.†	539,912	1,079,630
9,500	Boiron SA	159,091	772,177
573,326	Cantel Medical Corp.	5,887,491	19,332,553
21,000	Cardica Inc.†	81,246	21,210
89,100	Cardiovascular Systems Inc.†	1,317,825	2,832,489
62,500	Cepheid Inc.†	595,116	3,223,750
354,000	Cutera Inc.†	3,129,613	3,961,260
45,000	Cynosure Inc., Cl. A†	1,233,779	1,318,500
3,700	DexCom Inc.†	41,173	153,032
152,300	Exactech Inc.†	2,560,721	3,435,888
165,000	Gentiva Health Services Inc.†	1,847,622	1,504,800
41,049	Heska Corp.†	395,858	432,656
3,622	ICU Medical Inc.†	184,994	216,885
634,235	InfuSystems Holdings Inc.†	1,649,491	1,769,516
190,417	IntriCon Corp.†	764,523	866,397
124,814	Invacare Corp.	2,553,968	2,380,203
235,000	Lexicon Pharmaceuticals Inc.†	536,773	406,550
264,197	Liberator Medical Holdings Inc.	932,003	1,038,294
71,500	Medical Action Industries Inc.†	511,861	498,355
95,000	Meridian Bioscience Inc.	1,977,370	2,070,050

Shares		Cost	Market Value
126,750	Neogen Corp.†	$522,230	$5,697,412
71,736	NeoGenomics Inc.†	182,679	248,924
81,056	Nutraceutical International Corp.†	2,079,751	2,106,645
44,612	Omnicell Inc.†	732,122	1,276,795
50,000	OPKO Health Inc.†	108,408	466,000
38,200	Orthofix International NV†	715,836	1,151,730
110,991	Pain Therapeutics Inc.†	375,275	610,451
76,500	PhotoMedex Inc.†	1,010,755	1,210,995
2,500	PreMD Inc.†	4,580	0
147,061	Quidel Corp.†	1,709,110	4,014,765
68,000	RTI Surgical Inc.†	352,328	277,440
45,000	Skilled Healthcare Group Inc., Cl. A†	382,634	237,150
213,900	Special Diversified Opportunities Inc.†	207,526	254,541
144,053	SurModics Inc.†	3,227,723	3,255,598
95,000	Syneron Medical Ltd.†	819,192	1,182,750
2,000	Targanta Therapeutics Corp., Escrow†	0	640
123,000	Trinity Biotech plc, ADR	1,088,252	2,980,290
75,900	United-Guardian Inc.	668,062	2,220,075
5,000	Uroplasty Inc.†	18,128	18,150
5,174	Utah Medical Products Inc.	143,347	299,212
133,940	Vascular Solutions Inc.†	1,348,519	3,507,889
230,000	Zealand Pharma A/S†	2,831,443	2,928,395

		55,389,578	91,906,594

	Home Furnishings — 0.0%
24,000	La-Z-Boy Inc.	546,488	650,400

	Hotels and Gaming — 1.8%
71,800	Boyd Gaming Corp.†	416,103	947,760
74,540	Churchill Downs Inc.	2,789,871	6,805,502
192,000	Dover Downs Gaming & Entertainment Inc.†	940,287	295,680
7,500	Florida Gaming Corp.†	7,218	6,000
567,532	Morgans Hotel Group Co.†	4,196,561	4,562,957
100,000	MTR Gaming Group Inc.†	519,164	513,000
92,941	Multimedia Games Holding Co. Inc.†	2,645,251	2,699,007
100,000	Pinnacle Entertainment Inc.†	1,085,576	2,370,000
8,900	Ryman Hospitality Properties Inc.	260,124	378,428
368,812	The Marcus Corp.	4,608,696	6,159,160

		17,468,851	24,737,494

	Machinery — 1.8%
197,127	Astec Industries Inc.	6,622,439	8,655,847
15,000	Bolzoni SpA	40,097	83,693
11,000	DXP Enterprises Inc.†	140,765	1,044,230
25,701	Gencor Industries Inc.†	267,392	265,491
144,000	Global Power Equipment Group Inc.	3,318,637	2,864,160
6,000	Hardinge Inc.	54,215	86,400
151,009	Key Technology Inc.†	2,537,003	1,973,688
16,364	Lindsay Corp.	1,078,906	1,442,978
50,300	Tennant Co.	1,073,836	3,300,686
14,800	The Middleby Corp.†	464,969	3,910,308

		15,598,259	23,627,481

	Manufactured Housing and Recreational Vehicles — 0.5%
36,801	Cavco Industries Inc.†	1,460,399	2,887,038
120,000	Nobility Homes Inc.†	1,060,701	1,479,000
147,045	Skyline Corp.†	1,099,880	889,622
61,000	Winnebago Industries Inc.†	626,036	1,670,790

		4,247,016	6,926,450

	Metals and Mining — 0.5%
85,000	5N Plus Inc.†	306,827	293,713
650,000	Alkane Resources Ltd.†	692,065	198,928

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
20,000	Camino Minerals Corp.†	$3,744	$271
30,000	Chaparral Gold Corp.†	9,849	16,282
100,000	Duluth Metals Ltd.†	298,512	58,797
178,800	Materion Corp.	3,806,348	6,066,684
900,000	Tanami Gold NL†	210,755	19,197

		5,328,100	6,653,872

	Paper and Forest Products — 0.2%
21,598	Keweenaw Land Association Ltd.†	1,843,424	1,744,038
72,000	Wausau Paper Corp.	781,920	916,560

		2,625,344	2,660,598

	Publishing — 1.1%
120,000	Cambium Learning Group Inc.†	450,177	258,000
510,000	Il Sole 24 Ore SpA†	880,622	628,129
1,290,034	Journal Communications Inc., Cl. A†	3,962,570	11,429,701
160,000	The E.W. Scripps Co., Cl. A†	713,032	2,835,200

		6,006,401	15,151,030

	Real Estate — 1.2%
134,300	Ambase Corp.†	201,065	158,474
8,000	Bresler & Reiner Inc.†	83,995	5,240
38,300	Capital Properties Inc., Cl. A†(b)	328,646	315,975
103,000	Cohen & Steers Inc.	2,203,347	4,104,550
36,243	DGT Holdings Corp.†	506,001	570,827
120,500	Griffin Land & Nurseries Inc.	3,411,208	3,643,920
9,742	Gyrodyne Co. of America Inc.†	106,090	106,090
9,742	Gyrodyne Co. of America Inc., Escrow†	201,659	201,659
7,300	Holobeam Inc.†	134,329	193,450
323,623	Reading International Inc., Cl. A†	1,988,057	2,372,157
65,856	Reading International Inc., Cl. B†	518,153	673,707
2,508	Royalty LLC†(c)	0	983
105,200	Tejon Ranch Co.†	2,971,907	3,558,916

		12,654,457	15,905,948

	Restaurants — 2.0%
20,177	Biglari Holdings Inc.†	5,704,622	9,836,086
90,500	Denny’s Corp.†	293,666	581,915
121,252	Famous Dave’s of America Inc.†	1,341,786	2,968,249
216,809	Nathan’s Famous Inc.†	4,821,208	10,621,473
57,000	The Cheesecake Factory Inc.	1,667,901	2,714,910

		13,829,183	26,722,633

	Retail — 2.3%
49,000	Aaron’s Inc.†	949,904	1,481,760
235,000	Big 5 Sporting Goods Corp.	3,567,563	3,771,750
431,420	Coastal Contacts Inc.†	3,038,277	4,836,218
75,000	Coldwater Creek Inc.†	397,886	12,000
30,000	Destination XL Group Inc.†	169,350	169,200
3,000	Ethan Allen Interiors Inc.	73,187	76,350
191,200	Ingles Markets Inc., Cl. A	3,204,922	4,554,384
303,800	Krispy Kreme Doughnuts Inc.†	1,903,838	5,386,374
14,000	Movado Group Inc.	169,833	637,700
30,000	Pier 1 Imports Inc.	345,257	566,400
29,605	Rush Enterprises Inc., Cl. A†	545,615	961,570
103,005	Rush Enterprises Inc., Cl. B†	1,775,041	2,906,801
456,000	The Bon-Ton Stores Inc.	5,285,359	5,006,880
31,581	Village Super Market Inc., Cl. A	871,799	833,738
2,500	Winmark Corp.	182,512	189,150

		22,480,343	31,390,275

Shares		Cost	Market Value
	Semiconductors — 0.4%
236,160	Cascade Microtech Inc.†	$1,323,037	$2,385,216
145,100	Entegris Inc.†	800,846	1,757,161
93,700	IXYS Corp.	991,052	1,063,495
4,000	PLX Technology Inc.†	26,484	24,200

		3,141,419	5,230,072

	Specialty Chemicals — 2.1%
65,000	Chemtura Corp.†	984,789	1,643,850
1,186,000	Ferro Corp.†	5,973,230	16,200,760
267,226	General Chemical Group Inc.†(a)	59,859	3,207
13,000	Hawkins Inc.	195,724	477,620
4,000	Minerals Technologies Inc.	116,940	258,240
3,000	Navigator Holdings Ltd.†	50,896	78,000
260,000	OMNOVA Solutions Inc.†	633,248	2,698,800
101,900	Penford Corp.†	1,313,144	1,463,284
275,000	Zep Inc.	3,827,582	4,867,500

		13,155,412	27,691,261

	Telecommunications — 1.9%
66,200	Atlantic Tele-Network Inc.	2,590,675	4,363,904
500,005	Cincinnati Bell Inc.†	1,722,206	1,730,017
500	Consolidated Communications Holdings Inc.	8,519	10,005
10,000	Frequency Electronics Inc.†	117,409	108,100
71,600	HickoryTech Corp.	690,182	915,764
250	Horizon Telecom Inc., Cl. B†	28,589	625
124,000	Ixia†	1,862,315	1,550,000
43,000	New ULM Telecom Inc.	421,285	295,840
1,300,000	NII Holdings Inc.†	3,217,980	1,547,000
4,100	North State Telecommunications Corp., Cl. A	349,343	301,350
431,106	ORBCOMM Inc.†	2,378,654	2,953,076
7,788	Preformed Line Products Co.	338,590	533,867
669,578	PTGi Holding Inc.	2,431,948	2,443,960
251,000	Shenandoah Telecommunications Co.	2,752,809	8,104,790

		18,910,504	24,858,298

	Transportation — 0.2%
21,000	Dakota Plains Holdings Inc.†	53,275	36,330
8,200	PHI Inc.†	130,182	344,236
104,308	Providence and Worcester Railroad Co.	1,422,678	1,841,036
1	Trailer Bridge Inc.†	7,995	465

		1,614,130	2,222,067

	TOTAL COMMON STOCKS	608,083,329	959,888,404

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	229,855	1,515,147

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Ser. 2003	7,625	15,740

	RIGHTS — 0.2%
	Airlines — 0.1%
225,000	American Airlines Group Inc., CVR, expire 06/30/14†	21,919	1,822,500

	Health Care — 0.1%
300,000	Adolor Corp., CPR, expire 07/01/19†	0	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†	0	190,000

See accompanying notes to financial statements.

TETON Westwood Mighty Mites Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Health Care (Continued)
200,000	Nupathe Inc., CVR, expire 02/20/23†	$103,591	$106,000
400,000	Sanofi, CVR, expire 12/31/20†	137,800	127,920

		241,391	579,920

	TOTAL RIGHTS	263,310	2,402,420

	WARRANTS — 0.0%
	Real Estate — 0.0%
15,170	Tejon Ranch Co., expire 08/31/16†	89,313	55,371

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0	0

		0	0

	TOTAL WARRANTS	89,313	55,371

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 40,860	Capital Properties Inc., 5.000%, 12/31/22(c)	40,860	39,237

	U.S. GOVERNMENT OBLIGATIONS — 27.8%
371,715,000	U.S. Treasury Bills, 0.030% to 0.100%††, 04/03/14 to 09/25/14	371,645,816	371,671,484

	TOTAL INVESTMENTS — 99.9%	$980,360,108	1,335,587,803

	Other Assets and Liabilities (Net) — 0.1%		1,923,581

	NET ASSETS — 100.0%		$1,337,511,384

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)	At March 31, 2014, the Fund held an investment in a restricted security amounting to $315,975 or 0.02% of net assets, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Share
38,300	Capital Properties Inc., Cl. A	11/20/03	$328,646	$8.2500

(c)

At March 31, 2014, the Fund held investments in restricted and illiquid securities amounting to $40,220 or 0.00% of net assets, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares/ Principal	Issuer	Acquisition Date	Acquisition Cost	03/31/14 Carrying Value Per Units
2,508	Royalty LLC	09/09/03	—	$0.3919
$40,860	Capital Properties Inc., 5.000%, 12/31/22	12/17/12	$40,860	96.0279

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR American Depositary Receipt

CPR Contingent Payment Right

CVR Contingent Value Right

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 97.3%
	Aerospace — 3.5%
31,750	AAR Corp.	$480,820	$823,912
17,900	Hexcel Corp.†	398,399	779,366

		879,219	1,603,278

	Building and Construction — 3.9%
14,400	Builders FirstSource Inc.†	77,257	131,184
15,350	Dycom Industries Inc.†	267,533	485,213
6,500	EMCOR Group Inc.	246,816	304,135
33,600	MYR Group Inc.†	703,264	850,752

		1,294,870	1,771,284

	Business Services — 7.7%
21,950	ABM Industries Inc.	471,552	630,843
23,800	Checkpoint Systems Inc.†	299,777	319,396
15,350	Convergys Corp.	190,932	336,318
19,550	FTI Consulting Inc.†	669,476	651,797
4,600	G & K Services Inc., Cl. A	142,947	281,382
10,750	KAR Auction Services Inc.	168,377	326,263
10,400	McGrath RentCorp	282,193	363,584
30,450	PRGX Global Inc.†	211,969	211,019
14,800	The Brink’s Co.	377,497	422,540

		2,814,720	3,543,142

	Computer Hardware — 1.2%
43,200	QLogic Corp.†	661,647	550,800

	Computer Software and Services — 7.5%
10,600	Bottomline Technologies Inc.†	191,501	372,590
26,500	Callidus Software Inc.†	145,774	331,780
32,900	Constant Contact Inc.†	509,079	804,734
13,100	Covisint Corp.†	91,067	96,023
16,800	Guidance Software Inc.†	159,599	185,808
11,900	Heartland Payment Systems Inc.	243,963	493,255
4,200	Informatica Corp.†	114,797	158,676
10,300	Netscout Systems Inc.†	142,913	387,074
18,700	Progress Software Corp.†	383,084	407,660
5,400	PTC Inc.†	108,099	191,322

		2,089,876	3,428,922

	Consumer Products — 1.4%
9,900	ACCO Brands Corp.†	74,676	60,984
7,700	Hanesbrands Inc.	228,685	588,896

		303,361	649,880

	Diversified Industrial — 6.1%
10,000	Badger Meter Inc.	318,033	551,000
8,250	Barnes Group Inc.	201,245	317,377
24,160	Columbus McKinnon Corp.†	402,544	647,246
16,800	Furmanite Corp.†	96,746	164,976
3,738	Griffon Corp.	33,122	44,632
5,400	Itron Inc.†	211,601	191,916
10,150	Kennametal Inc.	404,646	449,645
12,800	Sealed Air Corp.	198,375	420,736

		1,866,312	2,787,528

	Electronics — 7.7%
6,500	Avnet Inc.	205,163	302,445
51,550	Electro Scientific Industries Inc.	728,072	507,767
19,600	General Cable Corp.	622,841	501,956
19,550	International Rectifier Corp.†	432,614	535,670
45,400	Newport Corp.†	607,192	938,872
4,100	Park Electrochemical Corp.	83,261	122,467
14,750	Vishay Intertechnology Inc.	142,803	219,480
10,100	Woodward Inc.	341,268	419,453

		3,163,214	3,548,110

	Energy and Utilities — 9.4%
23,100	Approach Resources Inc.†	599,577	483,021
10,900	C&J Energy Services Inc.†	267,030	317,844
22,400	Comstock Resources Inc.	378,199	511,840

Shares		Cost	Market Value
23,500	Energy XXI Bermuda Ltd.	$674,019	$553,895
11,750	Matrix Service Co.†	136,205	396,915
34,000	Newpark Resources Inc.†	258,058	389,300
32,900	Patterson-UTI Energy Inc.	680,976	1,042,272
16,550	Pike Corp.†	142,123	178,078
9,300	Rosetta Resources Inc.†	416,056	433,194

		3,552,243	4,306,359

	Entertainment — 0.6%
15,200	RealD Inc.†	189,062	169,784
4,850	Take-Two Interactive Software Inc.†	51,964	106,361

		241,026	276,145

	Equipment and Supplies — 3.0%
4,100	CIRCOR International Inc.	151,497	300,653
10,700	Crown Holdings Inc.†	403,996	478,718
4,600	Moog Inc., Cl. A†	157,769	301,346
3,850	MSA Safety Inc.	131,639	219,450
5,900	Titan Machinery Inc.†	121,574	92,453

		966,475	1,392,620

	Financial Services — 17.9%
5,450	Anchor Bancorp.†	52,001	107,310
9,000	BankUnited Inc.	217,482	312,930
11,750	BBCN Bancorp Inc.	87,734	201,395
12,300	Beneficial Mutual Bancorp Inc.†	136,874	162,237
4,600	Berkshire Hills Bancorp Inc.	106,506	119,048
10,500	Boston Private Financial Holdings Inc.	79,345	142,065
11,850	Brown & Brown Inc.	277,572	364,506
12,300	Cardinal Financial Corp.	139,027	219,309
8,800	CoBiz Financial Inc.	86,858	101,376
9,700	Columbia Banking System Inc.	181,416	276,644
7,050	Fidelity National Financial Inc., Cl. A	111,759	221,652
3,900	Financial Institutions Inc.	63,255	89,778
14,300	Flushing Financial Corp.	188,821	301,301
12,600	Glacier Bancorp Inc.	181,714	366,282
17,400	Heritage Commerce Corp.	138,074	140,244
3,900	HF Financial Corp.	33,740	52,260
11,784	Hudson Valley Holding Corp.	206,011	224,485
15,000	Investors Bancorp Inc.	275,536	414,600
4,750	National Penn Bancshares Inc.	28,910	49,638
4,750	OceanFirst Financial Corp.	62,176	84,028
14,850	OFG Bancorp	177,646	255,272
2,900	Old National Bancorp	32,711	43,239
7,600	Oritani Financial Corp.	111,304	120,156
26,200	Rockville Financial Inc.	351,289	356,058
8,500	Southwest Bancorp Inc.	138,288	150,110
5,000	Square 1 Financial Inc.†	90,000	100,500
10,200	State Bank Financial Corp.	181,863	180,438
12,309	Sterling Bancorp	97,725	155,832
16,800	Stifel Financial Corp.†	541,820	835,968
14,200	Trustco Bank Corp NY	65,679	99,968
7,750	Umpqua Holdings Corp.	86,219	144,460
33,500	ViewPoint Financial Group Inc.	617,837	966,475
12,700	Washington Federal Inc.	198,354	295,910
8,800	Washington Trust Bancorp Inc.	193,672	329,736
13,100	Waterstone Financial Inc.†	140,245	136,109
14,000	Xenith Bankshares Inc.†	57,380	83,440

		5,736,843	8,204,759

	Health Care — 6.7%
9,050	AngioDynamics Inc.†	126,045	142,537
2,100	ICU Medical Inc.†	85,762	125,748
11,050	Omnicare Inc.	348,303	659,354
5,350	Omnicell Inc.†	70,208	153,117
23,050	Patterson Companies Inc.	699,918	962,568
5,600	STERIS Corp.	181,854	267,400
2,950	Teleflex Inc.	177,985	316,358

See accompanying notes to financial statements.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
1,800	Thoratec Corp.†	$53,914	$64,458
12,600	VCA Antech Inc.†	213,971	406,098

		1,957,960	3,097,638

	Machinery — 2.8%
23,900	Briggs & Stratton Corp.	448,322	531,775
10,300	Trinity Industries Inc.	282,940	742,321

		731,262	1,274,096

	Metals and Mining — 1.4%
9,650	Carpenter Technology Corp.	470,131	637,286

	Publishing — 0.2%
1,600	Meredith Corp.	46,356	74,288

	Retail — 5.6%
36,450	American Eagle Outfitters Inc.	492,434	446,148
9,200	Big 5 Sporting Goods Corp.	74,585	147,660
23,050	Ethan Allen Interiors Inc.	448,050	586,622
3,400	Haverty Furniture Companies Inc.	84,688	100,980
12,100	Penske Automotive Group Inc.	271,722	517,396
4,200	Pier 1 Imports Inc.	87,454	79,296
21,200	Rush Enterprises Inc., Cl. A†	383,586	688,576

		1,842,519	2,566,678

	Semiconductors — 7.0%
8,500	ATMI Inc.†	162,060	289,085
18,400	Cascade Microtech Inc.†	89,393	185,840
9,200	Cypress Semiconductor Corp.	82,938	94,484
18,700	Entegris Inc.†	145,817	226,457
98,600	FormFactor Inc.†	656,583	630,054
77,200	Intersil Corp., Cl. A	684,707	997,424
63,300	ON Semiconductor Corp.†	500,272	595,020
6,100	Ultratech Inc.†	158,903	178,059

		2,480,673	3,196,423

Shares		Cost	Market Value
	Specialty Chemicals — 1.4%
8,400	Chemtura Corp.†	$225,072	$212,436
7,500	PolyOne Corp.	85,272	274,950
8,500	Zep Inc.	149,927	150,450

		460,271	637,836

	Telecommunications — 2.3%
4,650	Atlantic Tele-Network Inc.	163,864	306,528
17,000	Ixia†	254,672	212,500
27,400	Polycom Inc.†	317,604	375,928
16,100	Procera Networks Inc.†	201,409	167,279

		937,549	1,062,235

	TOTAL COMMON STOCKS	32,496,527	44,609,307

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 2.7%
$1,225,000	U.S. Treasury Bills, 0.030% to 0.095%††, 04/24/14 to 08/21/14	1,224,849	1,224,884

	TOTAL INVESTMENTS — 100.0%	$33,721,376	45,834,191

	Other Assets and Liabilities (Net) — 0.0%		(2,851)

	NET ASSETS — 100.0%		$45,831,340

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 95.7%
	FINANCIALS — 19.0%
	Banks — 4.5%
2,036	BankUnited Inc.	$59,359	$70,792
3,818	Regions Financial Corp.	37,773	42,418
1,548	Zions Bancorporation	45,234	47,957

		142,366	161,167

	Diversified Financials — 4.5%
236	Affiliated Managers Group Inc.†	42,346	47,212
431	Artisan Partners Asset Management Inc., Cl. A	23,186	27,692
519	Financial Engines Inc.	27,522	26,355
1,627	Invesco Ltd.	55,546	60,199

		148,600	161,458

	Insurance — 3.3%
422	ACE Ltd.	39,132	41,803
1,634	HCC Insurance Holdings Inc.	70,918	74,331

		110,050	116,134

	Real Estate — 6.7%
713	American Tower Corp.	55,923	58,373
2,392	CBRE Group Inc., Cl. A†	59,173	65,613
1,505	Corrections Corp. of America	51,511	47,137
1,242	Gaming and Leisure Properties Inc.	50,844	45,283
239	SL Green Realty Corp.	22,019	24,048

		239,470	240,454

	TOTAL FINANCIALS	640,486	679,213

	CONSUMER DISCRETIONARY — 15.3%
	Consumer Durables and Apparel — 2.5%
329	Coach Inc.	17,865	16,338
947	MDC Holdings Inc.	31,245	26,781
1,272	Toll Brothers Inc.†	43,285	45,665

		92,395	88,784

	Consumer Services — 2.9%
1,696	Arcos Dorados Holdings Inc., Cl. A	20,502	17,096
410	Hyatt Hotels Corp., Cl. A†	18,990	22,062
1,184	Royal Caribbean Cruises Ltd.	50,211	64,599

		89,703	103,757

	Media — 5.7%
713	Discovery Communications Inc., Cl. C†	52,471	54,944
1,574	Liberty Global plc, Cl. C†	58,766	64,078
316	Liberty Media Corp., Cl. A†	41,902	41,311
629	Omnicom Group Inc.	42,586	45,665

		195,725	205,998

	Retailing — 4.2%
879	Bed Bath & Beyond Inc.†	61,796	60,475
358	O’Reilly Automotive Inc.†	45,200	53,124
2	The Container Store Group Inc.†	36	68
1,007	Urban Outfitters Inc.†	39,100	36,725

		146,132	150,392

	TOTAL CONSUMER DISCRETIONARY	523,955	548,931

	INDUSTRIALS — 15.2%
	Capital Goods — 9.3%
265	Cummins Inc.	34,619	39,482
1,489	Harsco Corp.	36,085	34,887
1,128	Hexcel Corp.†	44,158	49,113
632	MSC Industrial Direct Co. Inc., Cl. A	52,434	54,681
2,133	Quanta Services Inc.†	64,820	78,708
2,608	Rexnord Corp.†	59,149	75,580

		291,265	332,451

Shares		Cost	Market Value
	Commercial and Professional Services — 4.8%
732	Bright Horizons Family Solutions Inc.†	$26,668	$28,628
374	IHS Inc., Cl. A†	41,615	45,441
1,504	Nielsen Holdings NV	58,359	67,123
271	Stericycle Inc.†	30,516	30,791

		157,158	171,983

	Transportation — 1.1%
1,050	Expeditors International of Washington Inc.	42,738	41,611

	TOTAL INDUSTRIALS	491,161	546,045

	HEALTH CARE — 15.1%
	Health Care Equipment and Services — 5.0%
3	Castlight Health Inc., Cl. B†	48	64
1,781	Catamaran Corp.†	85,340	79,718
1,114	Insulet Corp.†	41,403	52,826
563	Universal Health Services Inc., Cl. B	41,571	46,205
36	Veeva Systems Inc., Cl. A†	886	961

		169,248	179,774

	Pharmaceuticals, Biotechnology, and Life Sciences — 10.1%
470	Alexion Pharmaceuticals Inc.†	58,637	71,501
556	Covance Inc.†	48,198	57,768
3,518	Exact Sciences Corp.†	45,488	49,850
338	Illumina Inc.†	35,167	50,247
734	Incyte Corp. Ltd.†	27,777	39,284
164	Mettler-Toledo International Inc.†	37,967	38,651
780	Vertex Pharmaceuticals Inc.†	59,205	55,162

		312,439	362,463

	TOTAL HEALTH CARE	481,687	542,237

	INFORMATION TECHNOLOGY — 13.4%
	Semiconductors and Semiconductor Equipment — 1.9%
1,093	Hittite Microwave Corp.	64,572	68,903

	Software and Services — 9.6%
2,590	Activision Blizzard Inc.	43,665	52,940
1,050	Citrix Systems Inc.†	65,371	60,301
4,117	Covisint Corp.†	41,237	30,178
266	Equinix Inc.†	49,844	49,167
3,544	Fortinet Inc.†	71,557	78,074
441	MercadoLibre Inc.	49,023	41,943
444	Splunk Inc.†	27,527	31,742

		348,224	344,345

	Technology Hardware and Equipment — 1.9%
1,101	Synaptics Inc.†	54,640	66,082

	TOTAL INFORMATION TECHNOLOGY	467,436	479,330

	ENERGY — 7.9%
	Energy — 7.9%
490	Antero Resources Corp.†	27,135	30,674
736	Cameron International Corp.†	44,778	45,463
975	Noble Corp. plc	32,841	31,921
1,620	Peabody Energy Corp.	27,128	26,471
314	Pioneer Natural Resources Co.	53,368	58,762
572	Range Resources Corp.	45,577	47,459
2,501	Weatherford International Ltd.†	37,101	43,417

	TOTAL ENERGY	267,928	284,167

	CONSUMER STAPLES — 4.0%
	Food and Beverage — 4.0%
1,350	Coca-Cola Enterprises Inc.	55,505	64,476
451	McCormick & Co. Inc., Non-Voting	30,901	32,355

See accompanying notes to financial statements.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	CONSUMER STAPLES (Continued)
	Food and Beverage (Continued)
554	Mead Johnson Nutrition Co.	$44,555	$46,060

		130,961	142,891

	TOTAL CONSUMER STAPLES	130,961	142,891

	MATERIALS — 2.9%
	Materials — 2.9%
470	Cytec Industries Inc.	38,591	45,877
527	Ecolab Inc.	50,386	56,911

	TOTAL MATERIALS	88,977	102,788

	UTILITIES — 2.9%
	Utilities — 2.9%
1,966	ITC Holdings Corp.	62,190	73,430
2,012	The AES Corp.	26,277	28,731

	TOTAL UTILITIES	88,467	102,161

	TOTAL COMMON STOCKS	3,181,058	3,427,763

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 9.6%
$ 345,000	U.S. Treasury Bills, 0.050% to 0.070%††, 05/08/14 to 08/21/14	$344,949	$344,958

	TOTAL INVESTMENTS — 105.3%	$3,526,007	3,772,721

	Other Assets and Liabilities (Net) — (5.3)%		(191,350)

	NET ASSETS — 100.0%		$3,581,371

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to financial statements.

TETON Westwood Income Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.7%
	Agriculture — 0.5%
1,000	Archer Daniels Midland Co.	$28,410	$43,390

	Automotive — 2.9%
5,000	General Motors Co.	163,215	172,100
2,300	Navistar International Corp.†	67,619	77,901

		230,834	250,001

	Banking — 2.8%
4,000	Bank of America Corp.	49,700	68,800
4,000	U.S. Bancorp	131,903	171,440

		181,603	240,240

	Cable and Satellite — 1.1%
700	Time Warner Cable Inc.	93,543	96,026

	Communications Equipment — 1.4%
500	Cisco Systems Inc.	12,310	11,205
1,400	QUALCOMM Inc.	100,380	110,404

		112,690	121,609

	Computer Hardware — 3.7%
600	Apple Inc.	237,468	322,044

	Consumer Staples — 2.4%
6,000	Mondelēz International Inc., Cl. A	127,789	207,300

	Diversified Industrial — 4.2%
7,000	General Electric Co.	122,298	181,230
2,000	Honeywell International Inc.	78,538	185,520

		200,836	366,750

	Electronics — 2.4%
8,000	Intel Corp.	188,828	206,480

	Energy and Utilities: Integrated — 1.2%
1,334	FirstEnergy Corp.	50,482	45,396
2,000	Statoil ASA, ADR	45,327	56,440

		95,809	101,836

	Energy and Utilities: Natural Gas — 3.7%
5,300	CONSOL Energy Inc.	205,005	211,735
3,000	Spectra Energy Corp.	76,143	110,820

		281,148	322,555

	Energy and Utilities: Oil — 8.6%
500	Apache Corp.	42,855	41,475
1,500	Chevron Corp.	127,333	178,365
3,500	ConocoPhillips	213,513	246,225
1,600	Devon Energy Corp.	95,837	107,088
2,250	Phillips 66	86,073	173,385

		565,611	746,538

	Energy and Utilities: Services — 4.9%
5,000	Halliburton Co.	180,373	294,450
1,500	Noble Corp. plc	67,857	49,110
2,000	Transocean Ltd.	133,756	82,680

		381,986	426,240

	Energy and Utilities: Water — 3.4%
6,500	American Water Works Co. Inc.	113,655	295,100

	Environmental Services — 1.0%
2,000	Waste Management Inc.	69,920	84,140

	Financial Services — 13.1%
5,000	American International Group Inc.	181,970	250,050
3,000	Citigroup Inc.	136,713	142,800
2,800	CME Group Inc.	164,453	207,228
3,400	JPMorgan Chase & Co.	159,068	206,414
2,500	The Blackstone Group LP	85,449	83,125
5,000	Wells Fargo & Co.	157,923	248,700

		885,576	1,138,317

Shares		Cost	Market Value
	Food and Beverage — 3.1%
2,000	General Mills Inc.	$58,976	$103,640
2,000	PepsiCo Inc.	107,960	167,000

		166,936	270,640

	Health Care — 17.2%
2,000	AbbVie Inc.	54,652	102,800
2,000	AstraZeneca plc, ADR	85,794	129,760
2,783	Bristol-Myers Squibb Co.	76,046	144,577
1,000	Eli Lilly & Co.	43,784	58,860
1,500	Johnson & Johnson	85,403	147,345
2,520	Mead Johnson Nutrition Co.	107,163	209,513
4,000	Merck & Co. Inc.	168,061	227,080
5,264	Pfizer Inc.	111,058	169,080
2,000	Sanofi, ADR	101,714	104,560
6,858	Zoetis Inc.	196,452	198,470

		1,030,127	1,492,045

	Machinery — 2.1%
5,000	Xylem Inc.	132,725	182,100

	Metals and Mining — 2.7%
5,000	Freeport-McMoRan Copper & Gold Inc.	189,000	165,350
3,000	Newmont Mining Corp.	147,074	70,320

		336,074	235,670

	Paper and Forest Products — 2.7%
5,200	International Paper Co.	149,403	238,576

	Pharmaceuticals — 0.8%
1,000	Gilead Sciences Inc.†	72,102	70,860

	Real Estate Investment Trusts — 1.7%
5,000	Starwood Property Trust Inc.	89,451	117,950
1,000	Starwood Waypoint Residential Trust†	28,840	28,790

		118,291	146,740

	Retail — 3.8%
6,500	Best Buy Co. Inc.	167,203	171,665
2,000	The Home Depot Inc.	79,247	158,260

		246,450	329,925

	Specialty Chemicals — 2.3%
3,000	E. I. du Pont de Nemours and Co.	146,228	201,300

	Telecommunications — 1.8%
3,315	Verizon Communications Inc.	142,414	157,695

	Wireless Communications — 1.2%
2,727	Vodafone Group plc, ADR	140,729	100,381

	TOTAL COMMON STOCKS	6,477,185	8,394,498

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 4.3%
$370,000	U.S. Treasury Bills, 0.035% to 0.055%††, 04/24/14	369,989	369,989

	TOTAL INVESTMENTS — 101.0%	$6,847,174	8,764,487

	Other Assets and Liabilities (Net) — (1.0)%		(84,428)

	NET ASSETS — 100.0%		$8,680,059

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood Equity Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.8%
	Aerospace — 4.9%
14,200	General Dynamics Corp.	$1,081,114	$1,546,664
4,000	The Boeing Co.	255,097	501,960
13,500	United Technologies Corp.	1,290,427	1,577,340

		2,626,638	3,625,964

	Banking — 13.2%
132,100	Bank of America Corp.	1,401,376	2,272,120
17,400	Capital One Financial Corp.	962,706	1,342,584
28,700	CIT Group Inc.	934,254	1,406,874
38,784	JPMorgan Chase & Co.	1,656,407	2,354,577
48,200	Wells Fargo & Co.	1,683,488	2,397,468

		6,638,231	9,773,623

	Business Services — 4.7%
13,300	Equifax Inc.	751,877	904,799
8,100	FedEx Corp.	1,063,194	1,073,736
16,897	MSC Industrial Direct Co. Inc., Cl. A	1,414,128	1,461,928

		3,229,199	3,440,463

	Cable and Satellite — 4.0%
19,400	AMC Networks Inc., Cl. A†	1,385,121	1,417,946
30,800	Comcast Corp., Cl. A	571,019	1,540,616

		1,956,140	2,958,562

	Communications Equipment — 2.2%
20,100	QUALCOMM Inc.	1,331,556	1,585,086

	Computer Hardware — 2.0%
2,800	Apple Inc.	1,477,734	1,502,872

	Computer Software and Services — 1.9%
17,700	Accenture plc, Cl. A	1,361,826	1,411,044

	Consumer Products — 3.1%
24,600	Colgate-Palmolive Co.	1,402,887	1,595,802
13,000	Garmin Ltd.	521,113	718,380

		1,924,000	2,314,182

	Consumer Services — 1.0%
10,100	IAC/InterActiveCorp	521,527	721,039

	Diversified Industrial — 6.0%
55,700	General Electric Co.	1,463,108	1,442,073
16,600	Honeywell International Inc.	668,073	1,539,816
14,100	Rock Tenn Co., Cl. A	1,353,998	1,488,537

		3,485,179	4,470,426

	Electronics — 1.9%
16,900	WESCO International Inc.†	1,331,306	1,406,418

	Energy and Energy Services — 2.0%
7,600	EOG Resources Inc.	1,316,311	1,490,892

	Energy: Integrated — 2.0%
15,600	NextEra Energy Inc.	1,190,764	1,491,672

	Energy: Natural Gas — 0.8%
6,200	EQT Corp.	312,207	601,214

	Energy: Oil — 6.2%
12,300	Chevron Corp.	832,972	1,462,593
16,300	Exxon Mobil Corp.	1,405,023	1,592,184
15,910	Occidental Petroleum Corp.	1,282,378	1,516,064

		3,520,373	4,570,841

Shares		Cost	Market Value
	Entertainment — 3.8%
18,900	Time Warner Inc.	$924,439	$1,234,737
18,300	Viacom Inc., Cl. B	1,070,634	1,555,317

		1,995,073	2,790,054

	Financial Services — 5.8%
30,700	American International Group Inc.	1,057,660	1,535,307
6,500	Invesco Ltd.	238,847	240,500
27,400	MetLife Inc.	1,352,367	1,446,720
31,100	The Hartford Financial Services Group Inc.	739,878	1,096,897

		3,388,752	4,319,424

	Food and Beverage — 5.6%
21,600	General Mills Inc.	841,830	1,119,312
21,400	McCormick & Co. Inc., Non-Voting	1,445,202	1,535,236
17,400	PepsiCo Inc.	1,078,736	1,452,900

		3,365,768	4,107,448

	Health Care — 14.0%
38,100	Abbott Laboratories	1,331,281	1,467,231
13,400	Becton, Dickinson and Co.	1,446,951	1,568,872
4,400	Cigna Corp.	354,734	368,412
20,900	Covidien plc	837,480	1,539,494
22,500	Express Scripts Holding Co.†	1,393,510	1,689,525
26,800	GlaxoSmithKline plc, ADR	1,375,138	1,431,924
23,100	Johnson & Johnson	1,768,750	2,269,113

		8,507,844	10,334,571

	Retail — 4.8%
11,745	Advance Auto Parts Inc.	967,648	1,485,743
34,400	Target Corp.	2,185,929	2,081,544

		3,153,577	3,567,287

	Semiconductors — 1.5%
30,100	Skyworks Solutions Inc.†	1,095,254	1,129,352

	Telecommunications — 5.1%
49,300	Amdocs Ltd.	1,889,542	2,290,478
42,700	AT&T Inc.	1,532,474	1,497,489

		3,422,016	3,787,967

	Transportation — 2.3%
9,200	Union Pacific Corp.	623,706	1,726,472

	TOTAL COMMON STOCKS	57,774,981	73,126,873

	SHORT TERM INVESTMENTS — 0.5%
	Mutual Funds — 0.5%
347,338	Dreyfus Treasury & Agency Cash Management Fund, 0.040%*	347,338	347,338

	TOTAL INVESTMENTS — 99.3%	$58,122,319	73,474,211

	Other Assets and Liabilities (Net) — 0.7%		526,183

	NET ASSETS — 100.0%		$74,000,394

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 62.5%
	Aerospace — 3.1%
9,900	General Dynamics Corp.	$737,389	$1,078,308
3,700	The Boeing Co.	235,043	464,313
9,400	United Technologies Corp.	898,684	1,098,296

		1,871,116	2,640,917

	Banking — 8.1%
90,100	Bank of America Corp.	559,023	1,549,720
14,000	Capital One Financial Corp.	776,548	1,080,240
19,900	CIT Group Inc.	642,067	975,498
27,796	JPMorgan Chase & Co.	1,063,873	1,687,495
32,700	Wells Fargo & Co.	1,109,869	1,626,498

		4,151,380	6,919,451

	Business Services — 1.7%
10,100	Equifax Inc.	571,227	687,103
5,700	FedEx Corp.	748,999	755,592

		1,320,226	1,442,695

	Cable and Satellite — 2.3%
13,300	AMC Networks Inc., Cl. A†	952,025	972,097
19,600	Comcast Corp., Cl. A	363,281	980,392

		1,315,306	1,952,489

	Communications Equipment — 2.5%
29,400	AT&T Inc.	1,057,074	1,031,058
13,700	QUALCOMM Inc.	906,346	1,080,382

		1,963,420	2,111,440

	Computer Hardware — 1.2%
1,950	Apple Inc.	1,028,772	1,046,643

	Computer Software and Services — 1.3%
14,400	Accenture plc, Cl. A	1,110,189	1,147,968

	Consumer Products — 2.2%
18,400	Colgate-Palmolive Co.	1,049,365	1,193,608
12,500	Garmin Ltd.	495,118	690,750

		1,544,483	1,884,358

	Consumer Services — 0.8%
9,500	IAC/InterActiveCorp	503,400	678,205

	Diversified Industrial — 3.6%
38,600	General Electric Co.	1,013,962	999,354
11,125	Honeywell International Inc.	486,184	1,031,955
9,600	Rock Tenn Co., Cl. A	897,645	1,013,472

		2,397,791	3,044,781

	Electronics — 1.2%
11,800	WESCO International Inc.†	928,138	981,996

	Energy and Energy Services — 1.4%
6,000	EOG Resources Inc.	1,050,016	1,177,020

	Energy: Integrated — 1.5%
13,700	NextEra Energy Inc.	1,043,966	1,309,994

	Energy: Natural Gas — 0.7%
6,400	EQT Corp.	334,857	620,608

	Energy: Oil — 3.7%
9,400	Chevron Corp.	621,814	1,117,754
10,700	Exxon Mobil Corp.	928,158	1,045,176
10,700	Occidental Petroleum Corp.	849,183	1,019,603

		2,399,155	3,182,533

	Entertainment — 2.6%
16,200	Time Warner Inc.	673,935	1,058,346
13,100	Viacom Inc., Cl. B	766,503	1,113,369

		1,440,438	2,171,715

Shares		Cost	Market Value
	Equipment and Supplies — 1.2%
11,500	MSC Industrial Direct Co. Inc., Cl. A	$963,427	$994,980

	Financial Services — 3.7%
21,400	American International Group Inc.	715,595	1,070,214
4,300	Invesco Ltd.	158,002	159,100
18,600	MetLife Inc.	788,968	982,080
27,600	The Hartford Financial Services Group Inc.	653,468	973,452

		2,316,033	3,184,846

	Food and Beverage — 3.7%
15,900	General Mills Inc.	619,889	823,938
15,300	McCormick & Co. Inc., Non-Voting	1,033,549	1,097,622
14,500	PepsiCo Inc.	893,634	1,210,750

		2,547,072	3,132,310

	Health Care — 8.8%
27,200	Abbott Laboratories	946,605	1,047,472
9,100	Becton, Dickinson and Co.	983,093	1,065,428
2,900	Cigna Corp.	233,771	242,817
17,100	Covidien plc	686,021	1,259,586
16,500	Express Scripts Holding Co.†	1,021,819	1,238,985
19,500	GlaxoSmithKline plc, ADR	1,001,174	1,041,885
16,500	Johnson & Johnson	1,249,786	1,620,795

		6,122,269	7,516,968

	Retail — 3.1%
9,165	Advance Auto Parts Inc.	742,660	1,159,372
23,800	Target Corp.	1,508,408	1,440,138

		2,251,068	2,599,510

	Semiconductors — 0.9%
20,600	Skyworks Solutions Inc.†	749,778	772,912

	Telecommunications — 1.9%
34,000	Amdocs Ltd.	1,302,884	1,579,640

	Transportation — 1.3%
6,100	Union Pacific Corp.	416,011	1,144,726

	TOTAL COMMON STOCKS	41,071,195	53,238,705

Principal Amount
	CORPORATE BONDS — 16.9%
	Banking — 4.8%
$1,250,000	Bank of America Corp.,
	5.375%, 06/15/14	1,251,539	1,261,706
750,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	764,190	821,737
1,125,000	Citigroup Inc., MTN,
	5.500%, 10/15/14	1,125,517	1,154,802
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	764,185	882,734

		3,905,431	4,120,979

	Consumer Products — 0.5%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	494,278	456,983

	Diversified Industrial — 0.5%
400,000	John Deere Capital Corp., MTN,
	1.950%, 12/13/18	398,606	398,632

	Electronics — 1.8%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,032,633	1,024,774

See accompanying notes to financial statements.

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS (Continued)
	Electronics (Continued)
$500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	$498,549	$483,121

		1,531,182	1,507,895

	Energy: Integrated — 0.6%
500,000	The Southern Co.,
	4.150%, 05/15/14	499,986	499,986

	Energy: Oil — 3.6%
1,000,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	991,065	1,110,095
500,000	Marathon Oil Corp.,
	5.900%, 03/15/18	501,344	571,522
800,000	Occidental Petroleum Corp.,
	2.700%, 02/15/23	744,965	757,460
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	543,588	602,266

		2,780,962	3,041,343

	Financial Services — 1.2%
950,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	955,290	1,002,723

	Metals and Mining — 0.9%
750,000	BHP Billiton Finance USA Ltd.,
	5.500%, 04/01/14	750,000	750,000

	Real Estate Investment Trusts — 0.8%
700,000	Vornado Realty LP,
	4.250%, 04/01/15	699,358	718,696

	Retail — 0.9%
800,000	Wal-Mart Stores Inc.,
	3.200%, 05/15/14	802,805	802,805

	Transportation — 1.3%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	993,154	1,124,553

	TOTAL CORPORATE BONDS	13,811,052	14,424,595

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.5%
	Federal Home Loan Mortgage Corp. — 3.6%
800,000	1.750%, 09/10/15	816,603	817,332
1,500,000	3.750%, 03/27/19	1,496,811	1,638,002
600,000	1.750%, 05/30/19	593,335	595,313

		2,906,749	3,050,647

	Federal National Mortgage Association — 2.9%
1,500,000	5.000%, 04/15/15	1,509,957	1,575,103
775,000	5.375%, 06/12/17	803,252	878,370

		2,313,209	2,453,473

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,219,958	5,504,120

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 7.9%
	U.S. Treasury Bills — 1.2%
$1,000,000	U.S. Treasury Bills,
	0.085%††, 08/21/14	$999,667	$999,788

	U.S. Treasury Inflation Indexed Notes — 4.5%
1,389,768	2.500%, 07/15/16	1,391,084	1,517,128
980,433	2.125%, 01/15/19	991,762	1,095,634
1,081,580	1.375%, 01/15/20	1,112,619	1,169,881

		3,495,465	3,782,643

	U.S. Treasury Notes — 2.2%
1,000,000	3.625%, 08/15/19	1,014,996	1,092,031
750,000	3.375%, 11/15/19	816,091	808,946

		1,831,087	1,900,977

	TOTAL U.S. GOVERNMENT OBLIGATIONS	6,326,219	6,683,408

Shares
	SHORT TERM INVESTMENTS — 5.8%
	Mutual Funds — 5.8%
4,964,849	Dreyfus Treasury & Agency Cash Management Fund, 0.040%*	4,964,849	4,964,849

	TOTAL INVESTMENTS — 99.6%	$71,393,273	84,815,677

	Other Assets and Liabilities (Net) — 0.4%		301,278

	NET ASSETS — 100.0%		$85,116,955

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
*	Current yield.
ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments — March 31, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	CORPORATE BONDS — 44.8%
	Aerospace — 1.1%
$200,000	The Boeing Co., 6.000%, 03/15/19	$203,134	$235,595

	Automotive — 1.6%
350,000	Toyota Motor Credit Corp., MTN, 1.750%, 05/22/17	353,609	355,322

	Banking — 6.3%
300,000	Bank of America Corp., 5.375%, 06/15/14	300,369	302,809
300,000	Bank of America Corp., MTN, Ser. L, 5.650%, 05/01/18	335,064	339,443
225,000	Barclays Bank plc, Ser. 1, 5.000%, 09/22/16	225,466	246,521
250,000	Citigroup Inc., MTN, 5.500%, 10/15/14	250,115	256,623
200,000	JPMorgan Chase & Co., 6.300%, 04/23/19	199,233	235,396

		1,310,247	1,380,792

	Computer Hardware — 3.1%
300,000	Apple Inc., 0.488%, 05/03/18	300,638	300,434
375,000	Hewlett-Packard Co., 1.550%, 05/30/14	374,575	375,523

		675,213	675,957

	Computer Software and Services — 3.0%
250,000	Microsoft Corp., 1.625%, 09/25/15	249,876	254,489
400,000	Oracle Corp., 3.625%, 07/15/23	400,219	405,842

		650,095	660,331

	Diversified Industrial — 1.9%
400,000	General Electric Capital Corp., 1.625%, 07/02/15	404,160	405,562

	Electronics — 2.3%
200,000	Arrow Electronics Inc., 6.000%, 04/01/20	199,856	221,060
300,000	Texas Instruments Inc., 1.650%, 08/03/19	299,125	289,873

		498,981	510,933

	Energy and Utilities: Electric — 2.1%
275,000	Dominion Resources Inc., 6.400%, 06/15/18	309,193	320,764
150,000	The Southern Co., 4.150%, 05/15/14	149,996	149,996

		459,189	470,760

	Energy and Utilities: Oil — 5.6%
200,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	198,218	222,019
125,000	Marathon Oil Corp., 5.900%, 03/15/18	125,336	142,880
400,000	Murphy Oil Corp., 2.500%, 12/01/17	401,969	406,966
200,000	Total Capital SA, 3.000%, 06/24/15	203,996	206,260

Principal Amount		Cost	Market Value
$200,000	XTO Energy Inc., 6.500%, 12/15/18	$217,435	$240,906

		1,146,954	1,219,031

	Financial Services — 3.6%
175,000	ACE INA Holdings Inc., 5.600%, 05/15/15	174,825	184,712
260,000	International Bank for Reconstruction & Development, 8.625%, 10/15/16	274,480	308,928
275,000	Merrill Lynch & Co. Inc., MTN, Ser. C, 5.000%, 01/15/15	275,027	284,537

		724,332	778,177

	Food and Beverage — 2.7%
275,000	Bottling Group LLC, 5.125%, 01/15/19	309,310	310,568
250,000	Mondelēz International Inc., 5.375%, 02/10/20	252,915	282,984

		562,225	593,552

	Health Care — 1.5%
325,000	Teva Pharmaceutical Finance IV BV, 3.650%, 11/10/21	329,992	326,077

	Metals and Mining — 0.9%
200,000	BHP Billiton Finance USA Ltd., 5.500%, 04/01/14	200,000	200,000

	Real Estate Investment Trusts — 1.2%
250,000	Vornado Realty LP, 4.250%, 04/01/15	249,796	256,677

	Retail — 2.4%
525,000	Wal-Mart Stores Inc., 3.200%, 05/15/14	526,841	526,841

	Semiconductors — 1.6%
350,000	Intel Corp., 3.300%, 10/01/21	349,354	358,671

	Telecommunications — 2.3%
500,000	AT&T Inc., 1.700%, 06/01/17	506,233	504,714

	Transportation — 1.6%
200,000	Burlington Northern Santa Fe LLC, 5.650%, 05/01/17	199,632	224,911
125,000	CSX Corp., 6.250%, 04/01/15	124,988	131,947

		324,620	356,858

	TOTAL CORPORATE BONDS	9,474,975	9,815,850

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 29.6%
	Federal Home Loan Bank — 1.2%
250,000	5.375%, 05/18/16, Ser. 656	250,427	275,935

	Federal Home Loan Mortgage Corp. — 13.3%
525,000	5.000%, 07/15/14	530,793	532,434
900,000	1.750%, 09/10/15	917,574	919,498
325,000	5.250%, 04/18/16	338,395	356,535
600,000	3.750%, 03/27/19	629,085	655,201
450,000	1.750%, 05/30/19	445,001	446,485

		2,860,848	2,910,153

See accompanying notes to financial statements.

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — March 31, 2014 (Unaudited)

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association — 14.5%
$700,000	2.625%, 11/20/14	$709,247	$711,170
600,000	5.000%, 04/15/15	616,910	630,041
650,000	2.375%, 07/28/15	664,161	668,615
800,000	1.125%, 04/27/17	807,133	804,618
275,000	5.375%, 06/12/17	285,025	311,679
24,271	Pool #745122, 5.500%, 09/01/20	24,129	26,398
21,246	Pool #255554, 5.500%, 01/01/35	21,404	23,618

		3,128,009	3,176,139

	Government National Mortgage Association — 0.6%
10,499	Pool #562288,
	6.000%, 12/15/33	10,604	12,077
28,572	Pool #604946,
	5.500%, 01/15/34	28,777	31,826
20,431	Pool #604970,
	5.500%, 01/15/34	20,533	22,759
35,959	Pool #003747,
	5.000%, 08/20/35	35,686	39,438
31,961	Pool #550728,
	5.500%, 11/15/35	31,958	35,573

		127,558	141,673

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	6,366,842	6,503,900

	U.S. GOVERNMENT OBLIGATIONS — 19.2%
	U.S. Treasury Bills — 2.1%
450,000	U.S. Treasury Bills,
	0.085%†, 08/21/14	449,850	449,905

	U.S. Treasury Inflation Indexed Notes — 8.4%
318,489	2.500%, 07/15/16	318,797	347,675

Principal Amount		Cost	Market Value
$325,386	1.375%, 07/15/18	$307,316	$353,273
299,577	2.125%, 01/15/19	303,048	334,777
324,474	1.375%, 01/15/20	339,188	350,964
381,280	2.500%, 01/15/29	400,564	463,612

		1,668,913	1,850,301

	U.S. Treasury Notes — 7.8%
675,000	3.250%, 05/31/16	716,402	715,395
275,000	3.500%, 02/15/18	275,190	297,720
650,000	3.375%, 11/15/19	668,912	701,086

		1,660,504	1,714,201

	U.S. Treasury Bonds — 0.9%
150,000	5.375%, 02/15/31	165,555	191,953

	TOTAL U.S. GOVERNMENT OBLIGATIONS	3,944,822	4,206,360

Shares
	SHORT TERM INVESTMENTS — 6.8%
	Mutual Funds — 6.8%
1,490,767	Dreyfus Treasury & Agency Cash Management Fund, 0.040%*	1,490,767	1,490,767

	TOTAL INVESTMENTS — 100.4%	$21,277,406	22,016,877

	Other Assets and Liabilities (Net) — (0.4)%		(98,290)

	NET ASSETS — 100.0%		$21,918,587

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities

March 31, 2014 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Assets:
Investments, at value (cost $952,181,795, $33,721,376, $3,526,007, and $6,847,174, respectively)	$1,283,354,126	$45,834,191	$3,772,721	$8,764,487
Investments in affiliates, at value (cost $28,178,313)	52,233,677	—	—	—
Cash	4,411	3,069	18,235	—
Receivable for Fund shares sold	5,499,833	56,549	34,162	1,279
Receivable for investments sold	853,179	—	—	—
Receivable from Adviser	—	—	12,863	—
Dividends and interest receivable	353,109	19,498	3,085	9,510
Prepaid expenses	76,528	29,128	14,253	25,732

Total Assets	1,342,374,863	45,942,435	3,855,319	8,801,008

Liabilities:
Payable to custodian	—	—	—	90,204
Payable for investments purchased	1,878,531	—	259,017	—
Payable for Fund shares redeemed	1,220,244	40,213	—	—
Distributions payable	—	—	—	—
Payable for investment advisory fees	1,119,261	38,347	—	4,366
Payable for distribution fees	370,959	10,315	557	2,783
Payable for accounting fees	11,250	—	—	—
Payable for legal and audit fees	55,457	20,124	13,753	16,073
Other accrued expenses	207,777	2,096	621	7,523

Total Liabilities	4,863,479	111,095	273,948	120,949

Net Assets	$1,337,511,384	$45,831,340	$3,581,371	$8,680,059

Net Assets Consist of:
Paid-in capital	$971,920,444	$33,837,035	$3,314,594	$8,721,450
Accumulated net investment income/(loss)	(11,099,270)	(213,335)	1,765	(2,235)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	21,462,028	94,825	18,298	(1,956,469)
Net unrealized appreciation on investments	355,227,695	12,112,815	246,714	1,917,313
Net unrealized appreciation on foreign currency translations	487	—	—	—

Net Assets	$1,337,511,384	$45,831,340	$3,581,371	$8,680,059

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$546,358,442	$20,577,708	$1,555,422	$6,295,928

Shares of beneficial interest outstanding	22,262,988	947,284	136,647	568,255

Net Asset Value, offering, and redemption price per share	$24.54	$21.72	$11.38	$11.08

Class A:
Net assets	$181,338,794	$4,982,030	$345,619	$953,721

Shares of beneficial interest outstanding	7,562,814	234,508	30,422	83,244

Net Asset Value and redemption price per share	$23.98	$21.24	$11.36	$11.46

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$24.98	$22.13	$11.83	$11.94

Class C:
Net assets	$215,426,973	$4,516,169	$189,503	$1,172,158

Shares of beneficial interest outstanding	9,841,814	229,050	16,747	95,346

Net Asset Value and offering price per share(a)	$21.89	$19.72	$11.32	$12.29

Class I:
Net assets	$394,387,175	$15,755,433	$1,490,827	$258,252

Shares of beneficial interest outstanding	15,906,438	714,867	130,811	23,280

Net Asset Value, offering, and redemption price per share	$24.79	$22.04	$11.40	$11.09

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Assets and Liabilities (Continued)

March 31, 2014 (Unaudited)

Assets:	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investments, at value (cost $58,122,319, $71,393,273, and $21,277,406, respectively)	$73,474,211	$84,815,677	$22,016,877
Investments in affiliates, at value	—	—	—
Cash	—	—	—
Receivable for Fund shares sold	58,009	58,731	9,675
Receivable for investments sold	910,000	259,458	—
Receivable from Adviser	—	—	—
Dividends and interest receivable	80,120	344,458	197,591
Prepaid expenses	33,847	33,947	29,917

Total Assets	74,556,187	85,512,271	22,254,060

Liabilities:
Payable to custodian	—	—	—
Payable for investments purchased	387,839	251,706	300,870
Payable for Fund shares redeemed	23,290	10,294	575
Distributions payable	—	—	942
Payable for investment advisory fees	62,648	54,106	4,275
Payable for distribution fees	16,459	22,710	1,994
Payable for accounting fees	11,250	11,250	—
Payable for legal and audit fees	—	—	—
Other accrued expenses	54,307	45,250	26,817

Total Liabilities	555,793	395,316	335,473

Net Assets	$74,000,394	$85,116,955	$21,918,587

Net Assets Consist of:
Paid-in capital	$57,281,592	$68,377,254	$21,184,093
Accumulated net investment income/(loss)	48,245	(6,051)	(57)
Accumulated net realized gain/(loss) on investments and foreign currency transactions	1,318,665	3,323,348	(4,920)
Net unrealized appreciation on investments	15,351,892	13,422,404	739,471
Net unrealized appreciation on foreign currency translations	—	—	—

Net Assets	$74,000,394	$85,116,955	$21,918,587

Shares of Beneficial Interest, each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net assets	$68,001,236	$71,564,456	$5,530,978

Shares of beneficial interest outstanding	5,154,361	5,637,562	475,229

Net Asset Value, offering, and redemption price per share	$13.19	$12.69	$11.64

Class A:
Net assets	$3,327,047	$7,061,271	$927,185

Shares of beneficial interest outstanding	252,440	553,707	79,752

Net Asset Value and redemption price per share	$13.18	$12.75	$11.63

Maximum offering price per share (NAV ÷ 0.96, based on maximum sales charge of 4.00% of the offering price)	$13.73	$13.28	$12.11

Class C:
Net assets	$793,070	$5,353,538	$611,558

Shares of beneficial interest outstanding	62,019	415,199	55,306

Net Asset Value and offering price per share(a)	$12.79	$12.89	$11.06

Class I:
Net assets	$1,879,041	$1,137,690	$14,848,866

Shares of beneficial interest outstanding	142,708	89,696	1,275,186

Net Asset Value, offering, and redemption price per share	$13.17	$12.68	$11.64

(a)	Redemption price varies based on the length of time held.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations

For the Six Months Ended March 31, 2014 (Unaudited)

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $4,914, $208, $65, and $0, respectively)	$3,126,249	$ 229,212	$19,559	$233,530
Dividends - affiliated	304,743	—	—	—
Interest	106,439	482	42	113

Total Investment Income	3,537,431	229,694	19,601	233,643

Expenses:
Investment advisory fees	6,034,386	222,117	12,438	44,464
Distribution fees - Class AAA	648,979	25,365	1,097	8,136
Distribution fees - Class A	406,640	12,243	541	2,322
Distribution fees - Class C	948,473	22,352	465	6,150
Accounting fees	22,500	—	—	—
Custodian fees	81,668	5,779	5,048	2,410
Interest expense	—	—	139	—
Legal and audit fees	60,262	17,622	10,172	12,460
Offering expenses	—	—	19,325	—
Registration expenses	32,445	21,177	2,262	22,101
Shareholder communications expenses	121,922	6,713	1,642	4,210
Shareholder services fees	431,538	11,649	1,638	4,878
Trustees’ fees	33,245	1,312	65	271
Miscellaneous expenses	26,192	5,228	2,652	4,421

Total Expenses	8,848,250	351,557	57,484	111,823

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	(13,951)	(39,695)	(17,401)
Advisory fee reduction on unsupervised assets (Note 3)	(54,810)	—	—	—
Custodian fee credits	—	—	—	—

Total Reimbursements and Reductions	(54,810)	(13,951)	(39,695)	(17,401)

Net Expenses	8,793,440	337,606	17,789	94,422

Net Investment Income/(Loss)	(5,256,009)	(107,912)	1,812	139,221

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	27,320,463	1,492,980	18,638	304,547
Net realized gain on investments - affiliated	8,282	—	—	—
Net realized loss on foreign currency transactions	(644)	—	—	—

Net realized gain on investments and foreign currency transactions	27,328,101	1,492,980	18,638	304,547

Net change in unrealized appreciation/depreciation:
on investments	78,452,948	2,648,825	167,708	242,701
on foreign currency translations	(54)	—	—	—

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	78,452,894	2,648,825	167,708	242,701

Net Realized and Unrealized Gain on Investments and Foreign Currency	105,780,995	4,141,805	186,346	547,248

Net Increase in Net Assets Resulting from Operations	$100,524,986	$4,033,893	$188,158	$686,469

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Operations (Continued)

For the Six Months Ended March 31, 2014 (Unaudited)

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Investment Income:
Dividends - unaffiliated (net of foreign withholding taxes of $0, $0, and $0, respectively)	$699,976	$ 514,344	$259
Dividends - affiliated	—	—	—
Interest	—	451,480	244,022

Total Investment Income	699,976	965,824	244,281

Expenses:
Investment advisory fees	363,428	315,983	66,502
Distribution fees - Class AAA	83,448	89,016	8,784
Distribution fees - Class A	8,109	16,209	1,685
Distribution fees - Class C	3,764	26,580	3,767
Accounting fees	22,500	22,500	—
Custodian fees	10,795	9,339	3,602
Interest expense	—	—	—
Legal and audit fees	14,964	15,432	14,284
Offering expenses	—	—	—
Registration expenses	30,304	29,788	24,545
Shareholder communications expenses	11,924	11,412	3,732
Shareholder services fees	27,970	28,441	6,099
Trustees’ fees	2,198	2,606	692
Miscellaneous expenses	6,164	6,526	4,776

Total Expenses	585,568	573,832	138,468

Less:
Fees waived or expenses reimbursed by Adviser (See Note 3)	—	—	(41,101)
Advisory fee reduction on unsupervised assets (Note 3)	—	—	—
Custodian fee credits	—	(9,339)	—

Total Reimbursements and Credits	—	(9,339)	(41,101)

Net Expenses	—	564,493	97,367

Net Investment Income	114,408	401,331	146,914

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments - unaffiliated	6,427,807	5,478,934	19
Net realized gain on investments - affiliated	—	—	—
Net realized loss on foreign currency transactions	—	—	—

Net realized gain on investments transactions	6,427,807	5,478,934	19

Net change in unrealized appreciation/depreciation:
on investments	1,327,697	102,956	(73,638)
on foreign currency translations	—	—	—

Net change in unrealized appreciation/depreciation on investments	1,327,697	102,956	(73,638)

Net Realized and Unrealized Gain/Loss on Investments	7,755,504	5,581,890	(73,619)

Net Increase in Net Assets Resulting from Operations	$7,869,912	$5,983,221	$73,295

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited)

	Mighty Mites Fund		SmallCap Equity Fund		Mid-Cap Equity Fund(a)
	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Period Ended September 30, 2013
Operations:
Net investment income/(loss)	$(5,256,009)	$626,045	$(107,912)	$(23,125)	$1,812	$(1,342)
Net realized gain/(loss) on investments and foreign currency transactions	27,328,101	65,848,252	1,492,980	651,363	18,638	289
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	78,452,894	158,288,013	2,648,825	9,335,713	167,708	79,006

Net Increase/(Decrease) in Net Assets Resulting from Operations	100,524,986	224,762,310	4,033,893	9,963,951	188,158	77,953

Distributions to Shareholders:
Net investment income
Class AAA	—	(1,163,541)	—	—	—	—
Class A	—	(182,178)	—	—	—	—
Class B*	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class I	—	(1,213,298)	—	(18,250)	(836)	—

	—	(2,559,017)	—	(18,250)	(836)	—

Net realized gain
Class AAA	(28,607,652)	(5,789,706)	—	—	(205)	—
Class A	(8,971,292)	(1,631,680)	—	—	(54)	—
Class B*	(301)	(81)	—	—	—	—
Class C	(11,292,276)	(2,128,714)	—	—	(22)	—
Class I	(17,271,524)	(2,772,247)	—	—	(348)	—

	(66,143,045)	(12,322,428)	—	—	(629)	—

Total Distributions to Shareholders	(66,143,045)	(14,881,445)	—	(18,250)	(1,465)	—

Shares of Beneficial Interest Transactions:
Proceeds from shares issued
Class AAA	84,379,435	160,798,060	840,263	3,851,325	864,028	635,749
Class A	43,322,768	54,834,902	498,623	650,454	176,544	189,126
Class B*	2,777	—	—	—	—	—
Class C	53,045,725	54,048,432	158,393	343,040	108,073	73,990
Class I	130,619,116	135,506,181	2,085,031	3,225,462	229,452	1,101,734

	311,369,821	405,187,575	3,582,310	8,070,281	1,378,097	2,000,599

Proceeds from reinvestment of distributions
Class AAA	28,170,975	6,694,144	—	—	205	—
Class A	7,544,616	1,521,531	—	—	54	—
Class B*	302	81	—	—	—	—
Class C	8,388,483	1,647,595	—	—	22	—
Class I	10,456,110	2,307,004	—	6,057	1,184	—

	54,560,486	12,170,355	—	6,057	1,465	—

Cost of shares redeemed
Class AAA	(57,678,977)	(67,722,877)	(1,688,548)	(4,651,260)	(31,143)	—
Class A	(13,454,488)	(22,483,171)	(622,348)	(2,608,488)	(32,293)	—
Class B*	(6,148)	(1,486)	—	—	—	—
Class C	(10,710,610)	(19,392,541)	(492,761)	(2,254,817)	—	—
Class I	(34,973,804)	(42,109,849)	(1,372,930)	(5,689,423)	—	—

	(116,824,027)	(151,709,924)	(4,176,587)	(15,203,988)	(63,436)	—

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	249,106,280	265,648,006	(594,277)	(7,127,650)	1,316,126	2,000,599

Redemption Fees	4,128	3,305	67	489	—	—

Net Increase/(Decrease) in Net Assets	283,492,349	475,532,176	3,439,683	2,818,540	1,502,819	2,078,552
Net Assets:
Beginning of period	1,054,019,035	578,486,859	42,391,657	39,573,117	2,078,552	—

End of period	$1,337,511,384	$1,054,019,035	$45,831,340	$42,391,657	$3,581,371	$2,078,552

Undistributed net investment income	—	—	—	—	$1,765	$789

(a)	The Mid-Cap Equity Fund commenced investment operations on May 31, 2013.
*	Class B Shares were fully redeemed and closed on January 27, 2014 for the Mighty Mites Fund, Balanced Fund, and Intermediate Bond Fund.

See accompanying notes to financial statements.

TETON Westwood Funds

Statements of Changes in Net Assets (Unaudited) (Continued)

Income Fund		Equity Fund		Balanced Fund		Intermediate Bond Fund
For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	For the Year Ended September 30, 2013

$139,221	$46,665	$114,408	$381,600	$401,331	$1,013,181	$146,914	$310,685
304,547	282,210	6,427,807	8,927,942	5,478,934	6,790,222	19	(4,459)
242,701	852,498	1,327,697	4,268,428	102,956	2,582,764	(73,638)	(761,956)

686,469	1,181,373	7,869,912	13,577,970	5,983,221	10,386,167	73,295	(455,730)

(109,119)	(46,737)	(224,436)	(586,885)	(366,523)	(920,053)	(41,694)	(123,229)
(15,373)	(2,916)	(2,453)	(21,453)	(25,124)	(53,325)	(5,304)	(18,235)
—	—	—	—	(1)	(18)	(6)	(24)
(17,118)	(1,136)	—	(1,694)	(6,885)	(21,428)	(1,648)	(5,793)
(4,631)	(1,703)	(11,148)	(52,873)	(13,682)	(13,524)	(98,304)	(168,457)

(146,241)	(52,492)	(238,037)	(662,905)	(412,215)	(1,008,348)	(146,956)	(315,738)

—	—	—	—	(4,993,471)	—	—	(11,127)
—	—	—	—	(418,931)	—	—	(2,177)
—	—	—	—	(72)	—	—	(5)
—	—	—	—	(363,637)	—	—	(1,949)
—	—	—	—	(215,697)	—	—	(9,741)

—	—	—	—	(5,991,808)	—	—	(24,999)

(146,241)	(52,492)	(238,037)	(662,905)	(6,404,023)	(1,008,348)	(146,956)	(340,737)

918,497	2,391,019	1,101,841	3,161,295	3,277,387	6,066,643	595,875	1,225,024
61,370	529,953	95,190	208,950	1,178,250	1,100,436	148,548	1,301,024
—	—	—	—	—	—	—	—
182,460	243,251	31,341	32,176	335,783	2,033,264	168,594	286,380
73,102	100,221	159,993	270,386	2,063,866	212,282	5,017,731	5,162,576

1,235,429	3,264,444	1,388,365	3,672,807	6,855,286	9,412,625	5,930,748	7,975,004

102,550	44,097	211,868	554,580	5,199,993	886,356	39,485	128,739
14,770	2,658	2,358	20,692	375,713	43,395	3,752	15,113
—	—	—	—	73	18	5	29
16,786	1,113	—	1,454	332,645	18,839	1,475	7,099
4,607	1,634	6,205	11,674	225,256	12,907	26,922	2,294

138,713	49,502	220,431	588,400	6,133,680	961,515	71,639	153,274

(1,267,018)	(2,267,542)	(4,908,707)	(20,612,357)	(7,466,391)	(23,231,904)	(3,814,316)	(3,527,680)
(89,676)	(99,368)	(375,202)	(797,465)	(361,737)	(980,644)	(287,808)	(1,557,515)
—	—	—	—	(1,063)	(6,502)	(5,141)	(15)
(186,288)	(655,948)	(9,718)	(263,906)	(563,042)	(2,321,691)	(359,983)	(1,222,092)
(17,329)	(67,424)	(695,130)	(3,153,115)	(2,070,261)	(130,611)	(2,064,143)	(2,201,117)

(1,560,311)	(3,090,282)	(5,988,757)	(24,826,843)	(10,462,494)	(26,671,352)	(6,531,391)	(8,508,419)

(186,169)	223,664	(4,379,961)	(20,565,636)	2,526,472	(16,297,212)	(529,004)	(380,141)

473	208	—	—	—	—	—	—

354,532	1,352,753	3,251,914	(7,650,571)	2,105,670	(6,919,393)	(602,665)	(1,176,608)
8,325,527	6,972,774	70,748,480	78,399,051	83,011,285	89,930,678	22,521,252	23,697,860

$8,680,059	$8,325,527	$74,000,394	$70,748,480	$85,116,955	$83,011,285	$21,918,587	$22,521,252

—	$4,785	$48,245	$171,874	—	$4,833	—	—

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders									Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)(b)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital	Total Distributions		Redemption Fees(a)(c)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)(b)		Operating Expenses Net of Waivers/ Reimburse- ments/ Reductions		Operating Expenses Before Waivers/ Reimburse- ments/ Reductions(d)		Portfolio Turnover Rate††
Mighty Mites Fund
Class AAA
2014(e)	$23.81	$(0.09)	$2.20	$2.11	—	$(1.38)		—	$(1.38)		$0.00	$24.54	9.0%	$546,358	(0.79	)%(f)	1.38	%(f)	1.39	%(f)	7%
2013	17.94	0.04	6.29	6.33	$(0.08)	(0.38)		—	(0.46)		0.00	23.81	36.2	476,112	0.19		1.41		1.43		15
2012	14.85	(0.10)	3.54	3.44	—	(0.35)		—	(0.35)		0.00	17.94	23.6	277,666	(0.62)		1.44		1.46		12
2011	15.81	(0.14)	(0.34)	(0.48)	(0.06)	(0.42)		—	(0.48)		0.00	14.85	(3.3)	344,800	(0.79)		1.46		1.48		20
2010	13.49	(0.10)	2.42	2.32	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.81	17.2	261,810	(0.67)		1.55		1.58		27
2009	13.41	(0.08)	0.47	0.39	—	(0.29)		$(0.02)	(0.31)		0.00	13.49	3.5	170,181	(0.69)		1.65		1.66		32
Class A
2014(e)	$23.32	$(0.12)	$2.16	$2.04	—	$(1.38)		—	$(1.38)		$0.00	$23.98	8.9%	$181,339	(1.04	)%(f)	1.63	%(f)	1.64	%(f)	7%
2013	17.59	(0.02)	6.17	6.15	$(0.04)	(0.38)		—	(0.42)		0.00	23.32	35.8	139,464	(0.08)		1.66		1.68		15
2012	14.61	(0.14)	3.47	3.33	—	(0.35)		—	(0.35)		0.00	17.59	23.2	77,803	(0.87)		1.69		1.71		12
2011	15.57	(0.18)	(0.32)	(0.50)	(0.04)	(0.42)		—	(0.46)		0.00	14.61	(3.5)	64,457	(1.04)		1.71		1.73		20
2010	13.32	(0.13)	2.38	2.25	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.57	16.9	48,464	(0.91)		1.80		1.83		27
2009	13.26	(0.10)	0.47	0.37	—	(0.29)		$(0.02)	(0.31)		0.00	13.32	3.4	16,187	(0.90)		1.90		1.91		32
Class C
2014(e)	$21.46	$(0.17)	$1.98	$1.81	—	$(1.38)		—	$(1.38)		$0.00	$21.89	8.6%	$215,427	(1.54	)%(f)	2.13	%(f)	2.14	%(f)	7%
2013	16.25	(0.10)	5.69	5.59	—	(0.38)		—	(0.38)		0.00	21.46	35.3	160,852	(0.57)		2.16		2.18		15
2012	13.59	(0.21)	3.22	3.01	—	(0.35)		—	(0.35)		0.00	16.25	22.6	92,012	(1.37)		2.19		2.21		12
2011	14.55	(0.25)	(0.29)	(0.54)	—	(0.42)		—	(0.42)		0.00	13.59	(4.0)	79,827	(1.57)		2.21		2.23		20
2010	12.51	(0.19)	2.23	2.04	—	(0.00	)(c)	—	(0.00	)(c)	0.00	14.55	16.3	40,297	(1.41)		2.30		2.33		27
2009	12.55	(0.15)	0.42	0.27	—	(0.29)		$(0.02)	(0.31)		0.00	12.51	2.8	13,566	(1.42)		2.40		2.41		32
Class I
2014(e)	$24.02	$(0.07)	$2.22	$2.15	—	$(1.38)		—	$(1.38)		$0.00	$24.79	9.1%	$394,387	(0.54	)%(f)	1.13	%(f)	1.14	%(f)	7%
2013	18.13	0.08	6.35	6.43	$(0.16)	(0.38)		—	(0.54)		0.00	24.02	36.6	277,588	0.40		1.16		1.18		15
2012	14.98	(0.06)	3.56	3.50	—	(0.35)		—	(0.35)		0.00	18.13	23.8	131,003	(0.38)		1.19		1.21		12
2011	15.92	(0.10)	(0.33)	(0.43)	(0.09)	(0.42)		—	(0.51)		0.00	14.98	(3.0)	53,767	(0.57)		1.21		1.23		20
2010	13.55	(0.06)	2.43	2.37	—	(0.00	)(c)	—	(0.00	)(c)	0.00	15.92	17.5	23,406	(0.41)		1.30		1.33		27
2009	13.44	(0.06)	0.48	0.42	—	(0.29)		$(0.02)	(0.31)		0.00	13.55	3.7	12,528	(0.48)		1.40		1.41		32

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

For the year ended September 30, 2009, the calculation of the portfolio turnover rate excluded from purchases the value of securities acquired in connection with the Fund’s acquisition of the net assets of the B.B. Micro-Cap Growth Fund.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Due to capital share activity, net investment income (loss), per share and the ratio to average net assets are not necessarily correlated among the different classes of shares.
(c)	Amount represents less than $0.005 per share.
(d)

Before advisory fee reduction on unsupervised assets totaling 0.01%, 0.02%, 0.02%, 0.02%, 0.03%, and 0.01% of net assets for the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, 2011, 2010, and 2009, respectively.

(e)	For the six months ended March 31, 2014, unaudited.
(f)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses Net of Waivers/ Reimbursements		Operating Expenses Before Waivers/ Reimbursements		Portfolio Turnover Rate
SmallCap Equity Fund
Class AAA
2014(c)	$19.83	$(0.05)	$1.94	$1.89	—	—	—	$0.00	$21.72	9.5%	$20,578	(0.47	)%(d)	1.50	%(d)	1.56	%(d)	7%
2013	15.32	(0.01)	4.52	4.51	—	—	—	0.00	19.83	29.4	19,576	(0.05)		1.50		1.63		12
2012	12.85	(0.03)	2.87	2.84	—	$(0.37)	$(0.37)	0.00	15.32	22.5	16,170	(0.21)		1.50		1.65		39
2011	13.36	(0.12)	(0.39)	(0.51)	—	—	—	0.00	12.85	(3.8)	28,843	(0.73)		1.50		1.69		52
2010	11.60	(0.10)	1.86	1.76	—	—	—	0.00	13.36	15.2	10,435	(0.81)		1.50		1.99		28
2009	11.99	(0.06)	(0.33)	(0.39)	—	—	—	—	11.60	(3.3)	8,856	(0.68)		1.50		2.80		55
Class A
2014(c)	$19.41	$(0.07)	$1.90	$1.83	—	—	—	$0.00	$21.24	9.4%	$4,982	(0.72	)%(d)	1.75	%(d)	1.81	%(d)	7%
2013	15.03	(0.04)	4.42	4.38	—	—	—	0.00	19.41	29.1	4,668	(0.22)		1.75		1.88		12
2012	12.65	(0.06)	2.81	2.75	—	$(0.37)	$(0.37)	0.00	15.03	22.1	5,390	(0.42)		1.75		1.90		39
2011	13.18	(0.16)	(0.37)	(0.53)	—	—	—	0.00	12.65	(4.0)	4,965	(0.98)		1.75		1.94		52
2010	11.47	(0.13)	1.84	1.71	—	—	—	0.00	13.18	14.9	3,509	(1.06)		1.75		2.24		28
2009	11.88	(0.09)	(0.32)	(0.41)	—	—	—	—	11.47	(3.5)	2,200	(0.98)		1.75		3.05		55
Class C
2014(c)	$18.06	$(0.12)	$1.78	$1.66	—	—	—	$0.00	$19.72	9.2%	$4,516	(1.22	)%(d)	2.25	%(d)	2.31	%(d)	7%
2013	14.06	(0.11)	4.11	4.00	—	—	—	0.00	18.06	28.4	4,460	(0.72)		2.25		2.38		12
2012	11.91	(0.13)	2.65	2.52	—	$(0.37)	$(0.37)	0.00	14.06	21.5	5,261	(0.92)		2.25		2.40		39
2011	12.47	(0.22)	(0.34)	(0.56)	—	—	—	0.00	11.91	(4.5)	5,406	(1.50)		2.25		2.44		52
2010	10.91	(0.18)	1.74	1.56	—	—	—	0.00	12.47	14.3	911	(1.55)		2.25		2.74		28
2009	11.36	(0.12)	(0.33)	(0.45)	—	—	—	—	10.91	(4.0)	345	(1.43)		2.25		3.55		55
Class I
2014(c)	$20.09	$(0.02)	$1.97	$1.95	—	—	—	$0.00	$22.04	9.7%	$15,755	(0.22	)%(d)	1.25	%(d)	1.31	%(d)	7%
2013	15.50	0.04	4.57	4.61	$(0.02)	—	$(0.02)	0.00	20.09	29.8	13,688	0.22		1.25		1.38		12
2012	12.96	0.04	2.87	2.91	—	$(0.37)	(0.37)	0.00	15.50	22.8	12,752	0.23		1.25		1.40		39
2011	13.45	(0.07)	(0.42)	(0.49)	—	—	—	0.00	12.96	(3.6)	759	(0.46)		1.25		1.44		52
2010	11.65	(0.08)	1.88	1.80	—	—	—	0.00	13.45	15.5	1,123	(0.59)		1.25		1.74		28
2009	12.00	(0.04)	(0.31)	(0.35)	—	—	—	—	11.65	(2.9)	306	(0.47)		1.25		2.55		55

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended March 31, 2014, unaudited.
(d)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Period Ended September 30	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments(b)	Total Distributions		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income(c)	Operating Expenses Net of Waivers/ Reimbursements(c)		Operating Expenses Before Waivers/ Reimbursements(c)(d)	Portfolio Turnover Rate
Mid-Cap Equity Fund
Class AAA
2014(e)	$10.48	$0.00	$0.90	$0.90	—	$(0.00)	$(0.00	)(b)	$11.38	8.6%	$1,555	0.09%	1.51	%(f)	4.70%	10%
2013(g)	10.00	(0.01)	0.49	0.48	—	—	—		10.48	4.8	661	(0.42)	1.50		3.88	3
Class A
2014(e)	$10.47	$(0.01)	$0.90	$0.89	—	$(0.00)	$(0.00	)(b)	$11.36	8.5%	$346	(0.26)%	1.76	%(f)	4.95%	10%
2013(g)	10.00	0.03	0.44	0.47	—	—	—		10.47	4.7	188	0.81	1.75		4.13	3
Class C
2014(e)	$10.45	$(0.04)	$0.91	$0.87	—	$(0.00)	$(0.00	)(b)	$11.32	8.4%	$189	(0.69)%	2.26	%(f)	5.45%	10%
2013(g)	10.00	(0.02)	0.47	0.45	—	—	—		10.45	4.5	74	(0.65)	2.25		4.63	3
Class I
2014(e)	$10.48	$0.02	$0.91	$0.93	$(0.01)	$(0.00)	$(0.01)		$11.40	8.9%	$1,491	0.31%	1.26	%(f)	4.45%	10%
2013(g)	10.00	(0.01)	0.49	0.48	—	—	—		10.48	4.8	1,155	(0.20)	1.25		3.63	3

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

Certain non-recurring expenses incurred by the Fund were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 10.11% (Class AAA), 10.36% (Class A), 10.86% (Class C), and 9.86% (Class I).

(e)	For the six months ended March 31, 2014, unaudited.
(f)

The Fund incurred interest expense during the six months ended March 31, 2013. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class C), and 1.25% (Class I), respectively.

(g)	From the commencement of offering of Fund Shares on May 31, 2013 through September 30, 2013.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Return of Capital	Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements††(c)		Operating Expenses Before Waivers/ Reimbursements†††		Portfolio Turnover Rate
Income Fund
Class AAA
2014(d)	$10.40	$0.17		$0.70	$0.87	$(0.19)	—	$(0.19)	$0.00	$11.08	8.4%	$6,296	3.18	%(e)	2.00	%(e)	2.39	%(e)	16%
2013	8.96	0.07		1.45	1.52	(0.08)	—	(0.08)	0.00	10.40	17.0	6,147	0.73		2.00		2.57		13
2012	7.65	0.10		1.31	1.41	(0.10)	—	(0.10)	0.00	8.96	18.5	5,151	1.22		2.00		2.82		11
2011	7.53	0.09		0.11	0.20	(0.08)	—	(0.08)	0.00	7.65	2.6	4,665	1.08		1.84		2.74		14
2010	6.96	0.13		0.56	0.69	(0.12)	—	(0.12)	—	7.53	9.9	4,822	1.73		1.50		3.19		10
2009	7.85	0.16		(0.85)	(0.69)	(0.18)	$(0.02)	(0.20)	—	6.96	(8.1)	4,869	2.57		1.63		3.06		14
Class A
2014(d)	$10.75	$0.18		$0.72	$0.90	$(0.19)	—	$(0.19)	$0.00	$11.46	8.4%	$954	3.13	%(e)	2.25	%(e)	2.64	%(e)	16%
2013	9.26	0.05		1.49	1.54	(0.05)	—	(0.05)	0.00	10.75	16.7	907	0.44		2.25		2.82		13
2012	7.91	0.07		1.37	1.44	(0.09)	—	(0.09)	0.00	9.26	18.3	389	0.78		2.25		3.07		11
2011	7.79	0.08		0.10	0.18	(0.06)	—	(0.06)	0.00	7.91	2.2	47	0.98		1.89		3.15		14
2010	7.20	0.10		0.59	0.69	(0.10)	—	(0.10)	—	7.79	9.7	341	1.29		1.75		3.44		10
2009	8.12	0.08		(0.81)	(0.73)	(0.17)	$(0.02)	(0.19)	—	7.20	(8.4)	77	1.28		1.88		3.31		14
Class C
2014(d)	$11.54	$0.17		$0.75	$0.92	$(0.17)	—	$(0.17)	$0.00	$12.29	8.0%	$1,172	2.74	%(e)	2.75	%(e)	3.14	%(e)	16%
2013	9.94	0.00	(b)	1.61	1.61	(0.01)	—	(0.01)	0.00	11.54	16.2	1,086	0.01		2.75		3.32		13
2012	8.49	0.03		1.46	1.49	(0.04)	—	(0.04)	0.00	9.94	17.6	1,307	0.36		2.75		3.57		11
2011	8.36	0.02		0.13	0.15	(0.02)	—	(0.02)	0.00	8.49	1.8	437	0.19		2.62		3.47		14
2010	7.70	0.08		0.62	0.70	(0.04)	—	(0.04)	—	8.36	9.1	97	1.04		2.25		3.94		10
2009	8.65	0.11		(0.91)	(0.80)	(0.13)	$(0.02)	(0.15)	—	7.70	(8.8)	261	1.68		2.38		3.81		14
Class I
2014(d)	$10.40	$0.21		$0.68	$0.89	$(0.20)	—	$(0.20)	$0.00	$11.09	8.6%	$258	3.85	%(e)	1.75	%(e)	2.14	%(e)	16%
2013	8.96	0.10		1.44	1.54	(0.10)	—	(0.10)	0.00	10.40	17.3	185	0.99		1.75		2.32		13
2012	7.65	0.12		1.31	1.43	(0.12)	—	(0.12)	0.00	8.96	18.8	126	1.43		1.75		2.57		11
2011	7.53	0.10		0.12	0.22	(0.10)	—	(0.10)	0.00	7.65	2.9	92	1.26		1.61		2.48		14
2010	6.97	0.14		0.56	0.70	(0.14)	—	(0.14)	—	7.53	10.1	54	1.97		1.25		2.94		10
2009	7.85	0.19		(0.85)	(0.66)	(0.20)	$(0.02)	(0.22)	—	6.97	(7.8)	59	3.13		1.38		2.81		14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the year ended September 30, 2009 would have been 1.50% (Class AAA), 1.75% (Class A), 2.25% (Class C), and 1.25% (Class I). For the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, 2011, and 2010, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the year ended September 30, 2009 would have been 2.93% (Class AAA), 3.18% (Class A), 3.68% (Class C), and 2.68% (Class I). For the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, 2011, and 2010, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)

The Fund incurred interest expense of $1,169 during the year ended September 30, 2009. All of the interest expense for 2009 was paid for by prior years custodian fee credits. This would impact the ratios of operating expenses to the average net assets by 0.02% for all Classes. If interest expense had not been incurred, the ratios of operating expenses to the average net assets would have been 1.48% (Class AAA), 1.73% (Class A), 2.23% (Class C), and 1.23% (Class I). For the years ended September 30, 2011 and 2010, the effect of interest expense was minimal. For the six months ended March 31, 2014 and the years ended September 30, 2013 and 2012, there was no interest expense.

(d)	For the six months ended March 31, 2014, unaudited.
(e)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions to Shareholders				Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)		Operating Expenses††(b)		Portfolio Turnover Rate
Equity Fund
Class AAA
2014(c)	$11.88	$0.02		$1.33	$1.35	$(0.04)	$(0.04)	$13.19	11.4%	$68,001	0.33	%(d)	1.60	%(d)	31%
2013	9.92	0.06		1.99	2.05	(0.09)	(0.09)	11.88	20.9	64,595	0.53		1.62		53
2012	7.81	0.08		2.11	2.19	(0.08)	(0.08)	9.92	28.3	70,017	0.84		1.59		41
2011	8.17	0.07		(0.38)	(0.31)	(0.05)	(0.05)	7.81	(3.8)	79,328	0.73		1.54		38
2010	7.72	0.04		0.48	0.52	(0.07)	(0.07)	8.17	6.8	99,986	0.55		1.56		52
2009	9.21	0.08		(1.48)	(1.40)	(0.09)	(0.09)	7.72	(15.2)	132,314	1.21		1.59		111
Class A
2014(c)	$11.84	$0.00	(e)	$1.35	$1.35	$(0.01)	$(0.01)	$13.18	11.4%	$3,327	0.08	%(d)	1.85	%(d)	31%
2013	9.89	0.03		1.99	2.02	(0.07)	(0.07)	11.84	20.5	3,256	0.27		1.87		53
2012	7.78	0.05		2.11	2.16	(0.05)	(0.05)	9.89	27.9	3,221	0.60		1.84		41
2011	8.13	0.04		(0.37)	(0.33)	(0.02)	(0.02)	7.78	(4.0)	3,445	0.44		1.79		38
2010	7.69	0.02		0.48	0.50	(0.06)	(0.06)	8.13	6.5	6,616	0.31		1.81		52
2009	9.11	0.06		(1.43)	(1.37)	(0.05)	(0.05)	7.69	(15.0)	6,131	0.89		1.84		111
Class C
2014(c)	$11.51	$(0.03)		$1.31	$1.28	—	—	$12.79	11.1%	$793	(0.42	)%(d)	2.35	%(d)	31%
2013	9.62	(0.02)		1.93	1.91	$(0.02)	$(0.02)	11.51	19.9	693	(0.22)		2.37		53
2012	7.56	0.01		2.05	2.06	—	—	9.62	27.3	784	0.10		2.34		41
2011	7.91	(0.00	)(e)	(0.35)	(0.35)	—	—	7.56	(4.4)	816	(0.02)		2.29		38
2010	7.49	(0.02)		0.46	0.44	(0.02)	(0.02)	7.91	5.9	999	(0.19)		2.31		52
2009	8.95	0.02		(1.44)	(1.42)	(0.04)	(0.04)	7.49	(15.8)	1,067	0.37		2.34		111
Class I
2014(c)	$11.89	$0.04		$1.31	$1.35	$(0.07)	$(0.07)	$13.17	11.4%	$1,879	0.58	%(d)	1.35	%(d)	31%
2013	9.93	0.09		1.99	2.08	(0.12)	(0.12)	11.89	21.2	2,204	0.84		1.37		53
2012	7.83	0.09		2.12	2.21	(0.11)	(0.11)	9.93	28.5	4,377	0.96		1.34		41
2011	8.19	0.10		(0.39)	(0.29)	(0.07)	(0.07)	7.83	(3.6)	1,258	1.07		1.29		38
2010	7.73	0.06		0.49	0.55	(0.09)	(0.09)	8.19	7.1	1,043	0.81		1.31		52
2009	9.23	0.10		(1.49)	(1.39)	(0.11)	(0.11)	7.73	(15.0)	691	1.44		1.34		111

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2013, 2012, 2011, 2010, and 2009 would have been 1.60% 1.56%, 1.52%, 1.54%, and 1.57% (Class AAA), 1.85%, 1.81%, 1.77%, 1.79%, and 1.82% (Class A), 2.35%, 2.31%, 2.27%, 2.29%, and 2.32% (Class C), and 1.35%, 1.35%, 1.31%, 1.27%, 1.29%, and 1.32% (Class I), respectively. For the six months ended March 31, 2014, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)

The Fund incurred interest expense during the years ended September 30, 2013, 2012, 2011, 2010, and 2009. This interest expense was paid for by prior years Custodian Fee Credits. The effect of interest expense was minimal. For the six months ended March 31, 2014, there was no interest expense.

(c)	For the six months ended March 31, 2014, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders					Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses††		Portfolio Turnover Rate
Balanced Fund
Class AAA
2014(b)	$12.76	$0.07	$0.85	$0.92	$(0.07)	$(0.92)	$(0.99)	$12.69	7.4%	$71,564	1.01	%(c)	1.30	%(c)	19%
2013	11.48	0.15	1.28	1.43	(0.15)	—	(0.15)	12.76	12.5	70,824	1.21		1.30		36
2012	9.86	0.16	1.62	1.78	(0.16)	—	(0.16)	11.48	18.2	78,999	1.47		1.30		34
2011	10.13	0.18	(0.27)	(0.09)	(0.18)	—	(0.18)	9.86	(1.0)	76,941	1.65		1.24		24
2010	9.65	0.14	0.49	0.63	(0.15)	—	(0.15)	10.13	6.5	106,782	1.45		1.26		33
2009	10.47	0.17	(0.77)	(0.60)	(0.17)	(0.05)	(0.22)	9.65	(5.6)	123,323	1.86		1.27		89
Class A
2014(b)	$12.82	$0.05	$0.85	$0.90	$(0.05)	$(0.92)	$(0.97)	$12.75	7.2%	$7,061	0.77	%(c)	1.55	%(c)	19%
2013	11.53	0.12	1.29	1.41	(0.12)	—	(0.12)	12.82	12.3	5,869	0.95		1.55		36
2012	9.90	0.13	1.64	1.77	(0.14)	—	(0.14)	11.53	17.9	5,121	1.21		1.55		34
2011	10.17	0.15	(0.26)	(0.11)	(0.16)	—	(0.16)	9.90	(1.2)	4,298	1.40		1.49		24
2010	9.69	0.12	0.48	0.60	(0.12)	—	(0.12)	10.17	6.2	5,136	1.20		1.51		33
2009	10.51	0.14	(0.76)	(0.62)	(0.15)	(0.05)	(0.20)	9.69	(5.8)	5,995	1.61		1.52		89
Class C
2014(b)	$12.95	$0.02	$0.86	$0.88	$(0.02)	$(0.92)	$(0.94)	$12.89	6.9%	$5,354	0.26	%(c)	2.05	%(c)	19%
2013	11.64	0.05	1.31	1.36	(0.05)	—	(0.05)	12.95	11.7	5,257	0.43		2.05		36
2012	9.99	0.08	1.65	1.73	(0.08)	—	(0.08)	11.64	17.4	4,932	0.72		2.05		34
2011	10.26	0.10	(0.27)	(0.17)	(0.10)	—	(0.10)	9.99	(1.7)	4,318	0.90		1.99		24
2010	9.78	0.07	0.48	0.55	(0.07)	—	(0.07)	10.26	5.7	4,975	0.70		2.01		33
2009	10.61	0.10	(0.77)	(0.67)	(0.11)	(0.05)	(0.16)	9.78	(6.2)	4,859	1.06		2.02		89
Class I
2014(b)	$12.76	$0.09	$0.83	$0.92	$(0.08)	$(0.92)	$(1.00)	$12.68	7.4%	$1,138	1.35	%(c)	1.05	%(c)	19%
2013	11.48	0.18	1.28	1.46	(0.18)	—	(0.18)	12.76	12.8	1,060	1.44		1.05		36
2012	9.85	0.19	1.63	1.82	(0.19)	—	(0.19)	11.48	18.4	872	1.74		1.05		34
2011	10.12	0.21	(0.27)	(0.06)	(0.21)	—	(0.21)	9.85	(0.7)	1,834	1.92		0.99		24
2010	9.64	0.17	0.48	0.65	(0.17)	—	(0.17)	10.12	6.8	1,769	1.70		1.01		33
2009	10.46	0.19	(0.77)	(0.58)	(0.19)	(0.05)	(0.24)	9.64	(5.3)	1,451	2.07		1.02		89

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, 2011, 2010, and 2009 would have been 1.28%, 1.28%, 1.27%, 1.22%, 1.24%, and 1.25% (Class AAA), 1.53%, 1.53%, 1.52%, 1.47%, 1.49%, and 1.50% (Class A), 2.03%, 2.03%, 2.02%, 1.97%, 1.99%, and 2.00% (Class C), and 1.03%, 1.03%, 1.02%, 0.97%, 0.99%, and 1.00% (Class I), respectively.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2014, unaudited.
(c)	Annualized.

See accompanying notes to financial statements.

TETON Westwood Funds

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions to Shareholders						Ratios to Average Net Assets/Supplemental Data
Year Ended September 30	Net Asset Value, Beginning of Year	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total From Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Net Asset Value, End of Year	Total Return†		Net Assets, End of Year (in 000’s)	Net Investment Income		Operating Expenses Net of Waivers/ Reimbursements††		Operating Expenses Before Waivers/ Reimbursements†††		Portfolio Turnover Rate
Intermediate Bond Fund
Class AAA
2014(b)	$11.68	$0.07	$(0.04)	$0.03	$(0.07)	—	$(0.07)	$11.64	0.3%		$5,531	1.19	%(c)	1.00	%(c)	1.37	%(c)	6%
2013	12.06	0.14	(0.36)	(0.22)	(0.15)	$(0.01)	(0.16)	11.68	(1.9)		8,737	1.21		1.00		1.36		20
2012	11.91	0.19	0.22	0.41	(0.19)	(0.07)	(0.26)	12.06	3.5		11,230	1.56		1.00		1.33		15
2011	11.90	0.29	0.03	0.32	(0.29)	(0.02)	(0.31)	11.91	2.7		16,959	2.45		1.00		1.39		16
2010	11.52	0.27	0.46	0.73	(0.27)	(0.08)	(0.35)	11.90	6.5		17,038	2.32		1.02		1.49		14
2009	10.84	0.28	0.68	0.96	(0.28)	—	(0.28)	11.52	9.0		13,949	2.51		1.04		1.58		18
Class A
2014(b)	$11.66	$0.06	$(0.03)	$0.03	$(0.06)	—	$(0.06)	$11.63	0.3%		$927	1.10	%(c)	1.10	%(c)	1.47	%(c)	6%
2013	12.04	0.13	(0.37)	(0.24)	(0.13)	$(0.01)	(0.14)	11.66	(2.0)		1,066	1.06		1.10		1.46		20
2012	11.91	0.18	0.20	0.38	(0.18)	(0.07)	(0.25)	12.04	3.1		1,365	1.46		1.10		1.43		15
2011	11.90	0.27	0.04	0.31	(0.28)	(0.02)	(0.30)	11.91	2.6		842	2.33		1.10		1.49		16
2010	11.51	0.26	0.47	0.73	(0.26)	(0.08)	(0.34)	11.90	6.4		487	2.23		1.12		1.59		14
2009	10.84	0.27	0.67	0.94	(0.27)	—	(0.27)	11.51	8.7		523	2.40		1.14		1.68		18
Class C
2014(b)	$11.09	$0.02	$(0.02)	—	$(0.03)	—	$(0.03)	$11.06	0.0	%(d)	$612	0.44	%(c)	1.75	%(c)	2.12	%(c)	6%
2013	11.46	0.05	(0.36)	$(0.31)	(0.05)	$(0.01)	(0.06)	11.09	(2.7)		803	0.43		1.75		2.11		20
2012	11.32	0.09	0.21	0.30	(0.09)	(0.07)	(0.16)	11.46	2.7		1,772	0.80		1.75		2.08		15
2011	11.32	0.17	0.04	0.21	(0.19)	(0.02)	(0.21)	11.32	1.9		2,234	1.51		1.75		2.14		16
2010	10.96	0.17	0.44	0.61	(0.17)	(0.08)	(0.25)	11.32	5.7		1,716	1.50		1.77		2.24		14
2009	10.31	0.19	0.65	0.84	(0.19)	—	(0.19)	10.96	8.3		582	1.76		1.79		2.33		18
Class I
2014(b)	$11.68	$0.08	$(0.04)	$0.04	$(0.08)	—	$(0.08)	$11.64	0.4%		$14,849	1.46	%(c)	0.75	%(c)	1.12	%(c)	6%
2013	12.06	0.17	(0.36)	(0.19)	(0.18)	$(0.01)	(0.19)	11.68	(1.6)		11,910	1.45		0.75		1.11		20
2012	11.92	0.22	0.21	0.43	(0.22)	(0.07)	(0.29)	12.06	3.6		9,326	1.82		0.75		1.08		15
2011	11.91	0.32	0.03	0.35	(0.32)	(0.02)	(0.34)	11.92	3.0		125	2.68		0.75		1.14		16
2010	11.52	0.30	0.47	0.77	(0.30)	(0.08)	(0.38)	11.91	6.8		125	2.58		0.77		1.24		14
2009	10.85	0.31	0.67	0.98	(0.31)	—	(0.31)	11.52	9.1		322	2.75		0.79		1.33		18

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

††

The ratios do not include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010 and 2009 would have been 1.00% and 1.00% (Class AAA), 1.10% and 1.10% (Class A), 1.75% and 1.75% (Class C), and 0.75% and 0.75% (Class I), respectively. For the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, and 2011, there were no Custodian Fee Credits.

†††

The ratios do not include a reduction for Custodian Fee Credits. Including such Custodian Fee Credits, the ratios for the years ended September 30, 2010 and 2009 would have been 1.47% and 1.54% (Class AAA), 1.57% and 1.64% (Class A), 2.22% and 2.29% (Class C), and 1.22% and 1.29% (Class I), respectively. For the six months ended March 31, 2014 and the years ended September 30, 2013, 2012, and 2011, there were no Custodian Fee Credits.

(a)	Per share data is calculated using the average shares outstanding method.
(b)	For the six months ended March 31, 2014, unaudited.
(c)	Annualized.
(d)	Amount represents less than 0.005%.

See accompanying notes to financial statements.

TETON Westwood Funds

Notes to Financial Statements (Unaudited)

1. Organization. The TETON Westwood Funds (the “Trust”) was organized as a Massachusetts business trust on June 12, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company and currently consists of seven active separate investment portfolios: TETON Westwood Mighty Mites Fund (“Mighty Mites Fund”), TETON Westwood SmallCap Equity Fund (“SmallCap Equity Fund”), TETON Westwood Mid-Cap Equity Fund (“Mid-Cap Equity Fund”), TETON Westwood Income Fund (“Income Fund”), TETON Westwood Equity Fund (“Equity Fund”), TETON Westwood Balanced Fund (“Balanced Fund”), and TETON Westwood Intermediate Bond Fund (“Intermediate Bond Fund”), (individually, a “Fund” and collectively, the “Funds”), each with four classes of shares. Each class of shares outstanding bears the same voting, dividend, liquidation, and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class.

The investment objectives of each Fund are as follows:

—	Mighty Mites Fund seeks to provide long term capital appreciation by investing primarily in micro-capitalization equity securities.

—	SmallCap Equity Fund seeks to provide long term capital appreciation by investing primarily in smaller capitalization equity securities.

—	Mid-Cap Equity Fund seeks to provide long term growth of capital and future income by investing primarily in mid-cap equity securities.

—	Income Fund seeks to provide a high level of current income as well as long term capital appreciation.

—	Equity Fund seeks to provide capital appreciation. The Equity Fund’s secondary goal is to produce current income.

—	Balanced Fund seeks to provide capital appreciation and current income resulting in a high total investment return consistent with prudent investment risk and a balanced investment approach.

—	Intermediate Bond Fund seeks to maximize total return, while maintaining a level of current income consistent with the maintenance of principal and liquidity.

2. Significant Accounting Policies. The Trust’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc. (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities,

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of March 31, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/14
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$18,603,628	—	$31	$18,603,659
Diversified Industrial	88,545,093	$170,647	—	88,715,740
Entertainment	13,647,384	—	3	13,647,387
Financial Services	57,451,252	250,000	495,000	58,196,252
Health Care	91,905,954	0	640	91,906,594
Real Estate	15,403,766	193,450	308,732	15,905,948
Specialty Chemicals	27,688,054	3,207	—	27,691,261
Telecommunications	24,857,673	625	—	24,858,298
Transportation	2,221,602	—	465	2,222,067
Other Industries(a)	618,141,198	—	—	618,141,198
Total Common Stocks	958,465,604	617,929	804,871	959,888,404
Preferred Stocks(a)	1,515,147	—	—	1,515,147
Convertible Preferred Stocks(a)	—	15,740	—	15,740
Rights(a)	127,920	1,822,500	452,000	2,402,420
Warrants(a)	55,371	—	0	55,371
Corporate Bonds(a)	—	39,237	—	39,237
U.S. Government Obligations	—	371,671,484	—	371,671,484
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$960,164,042	$374,166,890	$1,256,871	$1,335,587,803

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$44,609,307	—	—	$44,609,307
U.S. Government Obligations	—	$1,224,884	—	1,224,884
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$44,609,307	$1,224,884	—	$45,834,191

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$3,427,763	—	—	$3,427,763
U.S. Government Obligations	—	$344,958	—	344,958
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$3,427,763	$344,958	—	$3,772,721

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$8,394,498	—	—	$8,394,498
U.S. Government Obligations	—	$369,989	—	369,989
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$8,394,498	$369,989	—	$8,764,487

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 03/31/14
EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$73,126,873	—	—	$73,126,873
Short Term Investments	347,338	—	—	347,338
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$73,474,211	—	—	$73,474,211

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$53,238,705	—	—	$53,238,705
Corporate Bonds(a)	—	$14,424,595	—	14,424,595
U.S. Government Agency Obligations	—	5,504,120	—	5,504,120
U.S. Government Obligations	—	6,683,408	—	6,683,408
Short Term Investments	4,964,849	—	—	4,964,849
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$58,203,554	$26,612,123	—	$84,815,677

INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$9,815,850	—	$9,815,850
U.S. Government Agency Obligations	—	6,503,900	—	6,503,900
U.S. Government Obligations	—	4,206,360	—	4,206,360
Short Term Investments	$1,490,767	—	—	1,490,767
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,490,767	$20,526,110	—	$22,016,877

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds did not have significant transfers among Level 1, Level 2, and Level 3 during the six months ended March 31, 2014. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at March 31, 2014 or September 30, 2013 for SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and use broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in such Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Accounting Standards Update (“ASU”) No. 2011-11 (as clarified by ASU No. 2013-01) “Disclosures about Offsetting Assets and Liabilities” requires a fund to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of assets and liabilities and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope of ASU 2011-11 includes derivatives and sale and repurchase agreements. The purpose of ASU 2011-11 is to facilitate comparison of financial statements prepared on the basis of GAAP and on the basis

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

of International Financial Reporting Standards. Management is continually evaluating the implications of ASU 2011-11 and its impact on the financial statements and, at this time, has concluded that ASU 2011-11 is not applicable to the Funds because the Funds do not have investments covered under this guidance.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Mighty Mites Fund held as of March 31, 2014, refer to its Schedule of Investments.

Investments in other Investment Companies. All Funds may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in these Funds would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended March 31, 2014, both the Mighty Mites Fund’s and Intermediate Bond Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 1 basis point. For the six months ended March 31, 2014, the Equity Fund’s and Balanced Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point. During the six months ended March 31, 2014, the SmallCap Equity Fund, Mid-Cap Equity Fund, and Income Fund held no investments in other investment companies.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as a Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

Custodian Fee Credits and Interest Expense. When cash balances are maintained in a Fund’s custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under each custody arrangement are included in custodian fees in the Statements of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, a Fund is charged an overdraft fee equal to 90% of the current Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statements of Operations.

Currently included in the Balanced Fund’s Statement of Operations for the six months ended March 31, 2014 are prior years custodian fee credits of $9,339.

Distributions to Shareholders. Distributions from net investment income are declared and paid annually for the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Equity Fund, and quarterly for the Income Fund and Balanced Fund. The Intermediate Bond Fund declares dividends daily and pays those dividends monthly. Distributions of net realized gain on investments are normally declared and paid at least annually by each Fund. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Funds, timing differences, and differing characterizations of distributions made by the Funds. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Funds.

The tax character of distributions paid during the year ended September 30, 2013 was as follows:

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund
Ordinary Income (inclusive of short term capital gains)	$4,504,664	$18,250	$—	$52,492
Net long term capital gains	10,376,781	—	—	—

Total distributions paid	$14,881,445	$18,250	$—	$52,492

	Equity Fund	Balanced Fund	Intermediate Bond Fund
Ordinary Income (inclusive of short term capital gains)	$662,905	$1,008,348	$316,469
Net long term capital gains	—	—	24,268

Total distributions paid	$662,905	$1,008,348	$340,737

Provision for Income Taxes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Funds’ net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At September 30, 2013, the below Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carryforward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

The following summarizes capital loss carryforwards and expiration dates for each Fund at September 30, 2013:

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	$—	$210	$—	$—	$—	$—	$—
2017	—	585,663	—	694,663	—	—	—
2018	—	—	—	1,503,326	5,066,097	—	—
2019	—	—	—	62,766	—	—	—
Short term (post-effective with no expiration)	—	330,979	—	—	—	—	4,939

	$—	$916,852	$—	$2,260,755	$5,066,097	$—	$4,939

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments at March 31, 2014:

	Mighty Mites Fund	SmallCap Equity Fund	Mid-Cap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
Aggregate cost of investments	$981,687,390	$34,178,669	$3,526,794	$6,847,178	$58,122,328	$71,218,726	$21,159,205

Gross unrealized appreciation	$379,327,363	$13,077,408	$308,952	$2,139,075	$15,512,297	$13,846,420	$876,084
Gross unrealized depreciation	(25,426,950)	(1,421,886)	(63,025)	(221,766)	(160,414)	(249,469)	(18,412)

Net unrealized appreciation	$353,900,413	$11,655,522	$245,927	$1,917,309	$15,351,883	$13,596,951	$857,672

The Funds are required to evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of March 31, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Funds’ net assets or results of operations. Tax years ended September 30, 2010 through September 30, 2013 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Funds’ tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreements and Other Transactions. The Funds have entered into investment advisory agreements (the “Advisory Agreements”) with the Adviser which provide that the Funds will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% for the Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Equity Fund, 0.75% for the Balanced Fund, and 0.60% for the Intermediate Bond Fund, of the value of a Fund’s average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Funds’ portfolios, oversees the administration of all aspects of the Funds’ business and affairs, and pays the compensation of all Officers and Trustees of the Funds who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Funds with respect to which the Adviser transferred dispositive and voting control to the Funds’ Proxy Voting Committee. During the six months ended March 31, 2014, the Mighty Mites Fund’s Proxy Voting Committee exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $54,810.

The Adviser has contractually agreed to waive investment advisory fees and/or to reimburse expenses to the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund in the event annual expenses of such Funds exceed certain prescribed limits. Such fee waiver/reimbursement arrangement continues until at least January 31, 2015. For the six months ended March 31, 2014, the Adviser waived fees or reimbursed expenses in the amounts of $13,951, $39,695, $17,401, and $41,101 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund, respectively. In addition, the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund are obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Funds only to the extent that the operating expenses of the Funds fall below the applicable expense limitation for Class AAA of 1.50%, 1.50%, 2.00%, and 1.00%, respectively, and for Class A of 1.75%, 1.75%, 2.25%, and 1.10%, respectively, and for Class C of 2.25%, 2.25%, 2.75%, and 1.75%, respectively, and for Class I of 1.25%, 1.25%, 1.75%, and 0.75%, respectively, of average daily net assets, the annual limitation under the Advisory Agreements. As of March 31, 2014, the cumulative unreimbursed amounts which may be recovered by the Adviser within the next two fiscal years are as follows:

	For the year ended September 30, 2012, expiring September 30, 2014	For the year ended September 30, 2013, expiring September 30, 2015	For the six months ended March 31, 2014, expiring September 30, 2016	Total
SmallCap Equity Fund	$63,409	$50,965	$13,951	$128,325
Mid-Cap Equity Fund	—	45,488	39,695	85,183
Income Fund	50,490	44,065	17,401	111,956
Intermediate Bond Fund	71,464	87,322	41,101	199,887

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The Adviser has a Subadvisory Agreement with Westwood Management Corp. (the “Subadviser”) for the Equity Fund, Balanced Fund, and Intermediate Bond Fund. The Adviser paid the Subadviser out of its advisory fees with respect to these three Funds a fee, computed daily and payable monthly, in an amount equal on an annualized basis to the greater of (i) $150,000 per year on an aggregate basis for all applicable Funds or (ii) 35% of the net revenues to the Adviser from the applicable Funds.

The Adviser has a sub-administration agreement for each of the Funds with Gabelli Funds, LLC, an affiliate. Gabelli Funds, LLC has entered into an agreement with BNY Mellon Investment Servicing (US) Inc. to provide certain administrative services to the Funds.

The Trust pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended, and they are reimbursed by the Trust for any out of pocket expenses incurred in attending meetings. All Board committee members receive $1,000 per meeting attended, the Chairman of the Audit Committee receives a $3,000 annual fee, and the Lead Trustee receives an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

4. Distribution Plan. The Trust’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.50% (for the Intermediate Bond Fund’s Class A Shares at an annual rate of 0.35%), and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales (including maturities) of securities during the six months ended March 31, 2014, other than short term securities, are as follows:

	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Mighty Mites Fund	$129,690,237	$66,280,702	—	—
SmallCap Equity Fund	3,082,587	3,912,086	—	—
Mid-Cap Equity Fund	1,490,073	240,579
Income Fund	1,704,160	1,303,553	—	—
Equity Fund	22,049,868	26,069,051	—	—
Balanced Fund	14,586,996	20,451,629	$593,023	$1,000,000
Intermediate Bond Fund	700,858	4,963,783	444,767	1,550,000

6. Significant Shareholders. As of March 31, 2014, 55.1% of the Mid-Cap Equity Fund was beneficially owned by the Adviser and other affiliates, for which the affiliates and the Adviser have voting control, and 56.7% of the Intermediate Bond Fund was beneficially owned by the Subadviser and other affiliates, for which the affiliates and the Subadviser have voting control.

7. Transactions with Affiliates. During the six months ended March 31, 2014, the Mighty Mites Fund, Income Fund, and Balanced Fund paid brokerage commissions on security trades of $63,120, $1,165 and $1, respectively, to G.research, Inc., an affiliate of the Adviser. Additionally, the Distributor retained a total of $104,602 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating each Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended March 31, 2014, the Mighty Mites Fund, Equity Fund, and Balanced Fund each paid or accrued $22,500 to the Adviser in connection with the cost of computing these Funds’ NAVs. This expense was not charged during the six months ended March 31, 2014 for the SmallCap Equity Fund, Mid-Cap Equity Fund, Income Fund, and Intermediate Bond Fund.

8. Shares of Beneficial Interest. The Funds offer four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, directly through the Distributor or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 4.00%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase. Class B Shares were fully redeemed and closed on January 27, 2014 for the Mighty Mites Fund, Balanced Fund, and Intermediate Bond Fund.

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

The Mighty Mites Fund, SmallCap Equity Fund, Mid-Cap Equity Fund, and Income Fund impose a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the respective Fund as an increase in paid-in capital. The redemption fees retained by the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund during the six months ended March 31, 2014 amounted to $4,128, $67, and $473, respectively, and for the year ended September 30, 2013 amounted to $3,305, $489, and $208, respectively.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
	Mighty Mites Fund		SmallCap Equity Fund		Mid-Cap Equity Fund		Income Fund
Class AAA
Shares sold	3,485,796	7,502,160	40,376	220,341	76,323	63,098	84,562	239,994
Shares issued upon reinvestment of distributions	1,177,716	381,989	—	—	19	—	9,314	4,627
Shares redeemed	(2,394,367)	(3,371,539)	(80,430)	(288,756)	(2,793)	—	(116,913)	(228,479)

Net increase/(decrease) in Class AAA Shares	2,269,145	4,512,610	(40,054)	(68,415)	73,549	63,098	(23,037)	16,142

Class A
Shares sold	1,831,120	2,614,975	24,314	38,137	15,445	17,957	5,348	52,518
Shares issued upon reinvestment of distributions	322,557	88,833	—	—	5	—	1,297	271
Shares redeemed	(570,114)	(1,148,097)	(30,216)	(156,259)	(2,985)	—	(7,816)	(10,411)

Net increase/(decrease) in Class A Shares	1,583,563	1,555,711	(5,902)	(118,122)	12,465	17,957	(1,171)	42,378

Class B*
Shares sold	124	—	—	—	—	—	—	—
Shares issued upon reinvestment of distributions	14	5	—	—	—	—	—	—
Shares redeemed	(287)	(70)	—	—	—	—	—	—

Net decrease in Class B Shares	(149)	(65)	—	—	—	—	—	—

Class C
Shares sold	2,447,890	2,786,543	8,310	21,567	9,630	7,114	15,025	22,728
Shares issued upon reinvestment of distributions	392,169	104,797	—	—	3	—	1,374	114
Shares redeemed	(494,771)	(1,056,009)	(26,157)	(148,837)	—	—	(15,150)	(60,184)

Net increase/(decrease) in Class C Shares	2,345,288	1,835,331	(17,847)	(127,270)	9,633	7,114	1,249	(37,342)

Class I
Shares sold	5,360,305	6,279,203	98,510	192,986	20,534	110,168	6,650	10,300
Shares issued upon reinvestment of distributions	432,965	130,100	—	381	109	—	418	171
Shares redeemed	(1,443,945)	(2,078,323)	(64,953)	(334,566)	—	—	(1,583)	(6,672)

Net increase/(decrease) in Class I Shares	4,349,325	4,330,980	33,557	(141,199)	20,643	110,168	5,485	3,799

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013	For the Six Months Ended March 31, 2014 (Unaudited)	Year Ended September 30, 2013
	Equity Fund		Balanced Fund		Intermediate Bond Fund
Class AAA
Shares sold	87,541	292,231	259,675	492,830	51,062	102,467
Shares issued upon reinvestment of distributions	16,882	56,590	421,365	73,366	3,383	10,817
Shares redeemed	(388,685)	(1,970,199)	(592,137)	(1,897,920)	(327,504)	(296,417)

Net increase/(decrease) in Class AAA Shares	(284,262)	(1,621,378)	88,903	(1,331,724)	(273,059)	(183,133)

Class A
Shares sold	7,521	20,145	94,076	90,076	12,734	108,199
Shares issued upon reinvestment of distributions	188	2,114	30,304	3,575	322	1,269
Shares redeemed	(30,246)	(73,053)	(28,596)	(79,773)	(24,703)	(131,358)

Net increase/(decrease) in Class A Shares	(22,537)	(50,794)	95,784	13,878	(11,647)	(21,890)

Class B*
Shares issued upon reinvestment of distributions	—	—	6	1	—	2
Shares redeemed	—	—	(85)	(522)	(441)	(1)

Net increase/(decrease) in Class B Shares	—	—	(79)	(521)	(441)	1

Class C
Shares sold	2,589	3,029	26,499	169,289	15,195	25,183
Shares issued upon reinvestment of distributions	—	152	26,542	1,562	133	624
Shares redeemed	(777)	(24,437)	(43,837)	(188,419)	(32,466)	(107,987)

Net increase/(decrease) in Class C Shares	1,812	(21,256)	9,204	(17,568)	(17,138)	(82,180)

Class I
Shares sold	12,531	25,901	156,387	16,870	430,375	431,571
Shares issued upon reinvestment of distributions	495	1,192	18,276	1,063	2,311	193
Shares redeemed	(55,747)	(282,527)	(168,075)	(10,837)	(177,103)	(185,355)

Net increase/(decrease) in Class I Shares	(42,721)	(255,434)	6,588	7,096	255,583	246,409

*	Mighty Mites Fund, Balanced Fund, and Intermediate Bond Fund Class B shares were fully redeemed and closed on January 27, 2014.

9. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which a Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Mighty Mites Fund’s transactions in the securities of these issuers during the six months ended March 31, 2014 is set forth below:

	Beginning Shares	Shares Purchased	Shares Sold	Ending Shares	Dividend Income	Realized Gain	Market Value at March 31, 2014	Percent Owned of Shares Outstanding
Beasley Broadcast Group Inc., Cl. A	574,282	3,806	—	578,088	$52,028	—	$5,260,601	9.08%
Bel Fuse, Cl. A	112,300	19,847	—	132,147	14,667	—	2,554,402	6.08%
Burnham Holdings Inc., Cl. A	168,000	4,200	—	172,200	69,552	—	3,259,746	5.72%
Edgewater Technology Inc.	672,189	20,083	—	692,272	—	—	4,949,745	6.25%
General Chemical Group Inc.	267,226	—	—	267,226	—	—	3,207	8.59%
MOCON Inc.*	140,360	181,073	—	321,433	60,514	—	5,361,502	5.79%
Sevcon Inc.	391,235	8,500	(2,000)	397,735	—	$5,022	4,573,953	11.13%
SL Industries Inc.	263,788	8,094	(888)	270,994	—	3,078	6,655,613	6.57%
Strattec Security Corp.	188,796	12,500	—	201,296	44,230	—	14,539,610	5.78%
The L.S. Starrett Co., Cl. A	315,443	3,472	(315)	318,600	63,752	182	5,075,298	5.20%

Total					$304,743	$8,282	$52,233,677

*	Security was not affiliated at September 30, 2013.

10. Indemnifications. The Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. Other Matters. On April 24, 2008, Gabelli Funds, LLC, entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, Gabelli Funds, LLC without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the

TETON Westwood Funds

Notes to Financial Statements (Unaudited) (Continued)

same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including these Funds, denies the allegations and is continuing in his positions with Gabelli Funds, LLC and the funds. The settlement by Gabelli Funds, LLC did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on Gabelli Funds, LLC or its ability to fulfill its obligations under the Advisory Agreements.

12. Subsequent Events. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC.

Management has evaluated the impact on the Funds of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

TETON Westwood Funds and Your Personal Privacy

Who are we?

The TETON Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Teton Advisors, Inc., which is an affiliate of GAMCO Investors Inc., a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients. Teton Advisors, Inc. is a publicly held company that provides investment advisory services to the TETON Westwood Funds.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

TETON WESTWOOD FUNDS

TETON Westwood Mighty MitesSM Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Mid-Cap Equity Fund

TETON Westwood Income Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

TETON Westwood Intermediate Bond Fund

One Corporate Center

Rye, New York 10580-1422

General and Account Information:

800-WESTWOOD [800-937-8966]

fax: 914-921-5118

website: www.tetonadv.com

e-mail: info@tetonadv.com

Board of Trustees
ANTHONY J. COLAVITA		WERNER J. ROEDER, MD
President,		Medical Director,
Anthony J. Colavita, P.C.		Lawrence Hospital

JAMES P. CONN		SALVATORE J. ZIZZA
Former Chief Investment Officer,		Chairman,
Financial Security Assurance Holdings Ltd.		Zizza & Associates Corp.
Officers
BRUCE N. ALPERT		RICHARD J. WALZ
President		Chief Compliance Officer

ANDREA R. MANGO		AGNES MULLADY
Secretary		Treasurer

Investment Adviser

TETON Advisors, Inc.

Custodian

The Bank of New York Mellon

Distributor

G.distributors, LLC

Legal Counsel

Paul Hastings LLP

We have separated the portfolio managers’ commentaries from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentaries is unrestricted. The financial statements and investment portfolio are mailed separately from the commentaries. Both the commentaries and the financial statements, including the portfolio of investments, will be available on our website at www.tetonadv.com.

This report is submitted for the information of the shareholders of the TETON Westwood Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABWWQ114SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/30/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/30/2014

*	Print the name and title of each signing officer under his or her signature.